UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-762-7085

Date of fiscal year end: 8/31/09

Date of reporting period: 2/28/09

Item 1.	Reports to Stockholders.

CAVANAL HILL
Funds
(Formerly American Performance Funds)

MIDYEAR REPORT
February 28, 2009

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Schedules of Portfolio Investments

Notes to Financial Statements

Financial Highlights

Additional Fund Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceeded or accompanied by a prospectus. An investor should consider the fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the fund’s prospectus. To obtain a prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

The Cavanal Hill Funds are distributed by BOSC, Inc.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Bank of Oklahoma, N.A., any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities

February 28, 2009

(Unaudited)

	U.S. Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
Assets:
Investments, at value (Cost $529,462,591, $970,491,472 and $750,686,193)	$529,462,591	$970,491,472	$750,686,193
Repurchase agreements, at value/cost	707,138,841	573,634,434	—

Total Investments	1,236,601,432	1,544,125,906	750,686,193
Cash	5,676	10,337	19,299
Interest and dividends receivable	12,838	1,352,627	1,032,361
Prepaid expenses and other assets	85,709	480,422	226,058

Total Assets	1,236,705,655	1,545,969,292	751,963,911

Liabilities:
Distributions payable	38,688	469,277	392,505
Accrued expenses and other payables:
Investment advisory fees	48,282	49,972	29,272
Administration fees	48,282	49,972	11,711
Distribution fees	7,263	69,185	18,932
Custodian fees	9,657	9,995	5,855
Chief compliance officer fees	56,931	49,443	27,469
Trustee fees	32,268	28,024	15,569
Fund accounting fees	6,626	6,101	—
Omnibus fees	—	—	54,936
Transfer agent fees	26,489	86,153	—
Shareholder servicing fees	54,668	189,574	22,116
Other accrued liabilities	44,781	301,673	134,591

Total Liabilities	373,935	1,309,369	712,956

Net Assets	$1,236,331,720	$1,544,659,923	$751,250,955

Composition of Net Assets:
Shares of beneficial interest, at par	$12,361	$15,446	$7,513
Paid-in capital	1,236,044,714	1,544,657,844	751,224,962
Accumulated net investment income	274,893	106,349	8,010
Accumulated net realized gain (loss) from investment transactions	(248)	(119,716)	10,470

Net Assets	$1,236,331,720	$1,544,659,923	$751,250,955

Net Assets:
Administrative Shares	$671,059,848	$989,376,181	$102,066,595
Service Shares	189,494,680	4,855,292	1,052
Institutional Shares	375,777,192	550,428,450	45,600,200
Select Shares	—	—	603,583,108

Total	$1,236,331,720	$1,544,659,923	$751,250,955

Shares Outstanding:
Administrative Shares	670,778,451	989,330,248	102,062,472
Service Shares	189,501,044	4,857,928	1,054
Institutional Shares	375,776,601	550,478,395	45,595,405
Select Shares	—	—	603,574,042

Total	1,236,056,096	1,544,666,571	751,232,973

Net asset value, offering price & redemption price per share: ($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	$1.00	$1.00	$1.00

Service Shares	$1.00	$1.00	$1.00

Institutional Shares	$1.00	$1.00	$1.00

Select Shares	$—	$—	$1.00

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Continued

February 28, 2009

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
Assets:
Investments, at value (Cost $26,014,767, $64,048,826, $35,249,145 and $36,740,285)	$26,687,225	$45,578,063	$23,612,432	$26,954,187
Investments in affiliates, at value/cost	5,401,637	2,603,102	7,767,359	828,309

Total Investments	32,088,862	48,181,165	31,379,791	27,782,496
Cash	137	31,836	30,382	20,372
Interest and dividends receivable	261,160	326,827	246,394	262,748
Receivable for capital shares issued	90,300	5,768	—	1,484
Receivable for investments sold	—	—	185,324	—
Prepaid expenses and other assets	32,264	75,247	56,827	66,406

Total Assets	32,472,723	48,620,843	31,898,718	28,133,506

Liabilities:
Distributions payable	56,082	169,000	62,855	72,777
Payable for investments purchased	1,526,545	—	—	—
Payable for capital shares redeemed	171	229,989	6,978,191	223,330
Accrued expenses and other payables:
Investment advisory fees	4,574	5,730	5,030	4,441
Administration fees	2,287	3,820	2,515	2,220
Distribution fees	605	3,700	4,032	2,263
Custodian fees	229	382	252	222
Chief compliance officer fees	667	3,297	1,838	1,455
Trustee fees	379	1,869	1,042	824
Fund accounting fees	9,834	37,279	25,955	21,397
Transfer agent fees	2,354	43,653	12,373	12,071
Shareholder servicing fees	—	76	—	10
Other accrued liabilities	5,639	39,883	19,415	14,659

Total Liabilities	1,609,366	538,678	7,113,498	355,669

Net Assets	$30,863,357	$48,082,165	$24,785,220	$27,777,837

Composition of Net Assets:
Shares of beneficial interest, at par	$29	$61	$31	$37
Paid-in capital	30,194,232	85,410,970	41,263,849	38,447,011
Accumulated net investment income (loss)	(5,575)	335,377	167,479	(19,869)
Accumulated net realized gain (loss) from investment transactions	2,213	(19,193,480)	(5,009,426)	(863,244)
Net unrealized appreciation (depreciation) on investments	672,458	(18,470,763)	(11,636,713)	(9,786,098)

Net Assets	$30,863,357	$48,082,165	$24,785,220	$27,777,837

Net Assets:
Investor Shares	$2,766,191	$18,131,279	$13,264,094	$11,052,652
Institutional Shares	28,097,166	29,950,886	11,521,126	16,725,185

Total	$30,863,357	$48,082,165	$24,785,220	$27,777,837

Shares Outstanding:
Investor Shares	256,774	2,298,159	1,675,765	1,490,476
Institutional Shares	2,605,944	3,796,790	1,453,575	2,256,167

Total	2,862,718	6,094,949	3,129,340	3,746,643

Net asset value, offering price & redemption price per share: ($0.00001 par value per share, unlimited number of shares authorized)

Investor Shares	$10.77	$7.89	$7.92	$7.42

Institutional Shares	$10.78	$7.89	$7.93	$7.41

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Assets and Liabilities, Concluded

February 28, 2009

(Unaudited)

	Balanced Fund	U.S. Large Cap Equity Fund
Assets:
Investments, at value (Cost $55,503,500 and $11,657,454)	$42,461,913	$8,700,961
Investments in affiliates, at value/cost	1,596,506	406,932

Total Investments	44,058,419	9,107,893
Cash	13,309	2,148
Interest and dividends receivable	171,973	21,750
Receivable for capital shares issued	100	142
Prepaid expenses and other assets	61,181	23,579

Total Assets	44,304,982	9,155,512

Liabilities:
Payable for capital shares redeemed	238,428	438
Accrued expenses and other payables:
Investment advisory fees	12,526	3,040
Administration fees	3,579	760
Distribution fees	2,386	237
Chief compliance officer fees	1,864	319
Custodian fees	358	76
Fund accounting fees	21,288	4,168
Transfer agent fees	5,541	3,303
Trustee fees	1,056	181
Shareholder servicing fees	—	1
Other accrued liabilities	26,158	4,468

Total Liabilities	313,184	16,991

Net Assets	$43,991,798	$9,138,521

Composition of Net Assets:
Shares of beneficial interest, at par	$54	$14
Paid-in capital	62,440,022	28,914,377
Accumulated net investment income	156,413	18,130
Accumulated net realized losses from investment transactions	(5,563,104)	(16,837,507)
Net unrealized depreciation on investments	(13,041,587)	(2,956,493)

Net Assets	$43,991,798	$9,138,521

Net Assets:
Investor Shares	$11,660,285	$1,142,982
Institutional Shares	32,331,513	7,995,539

Total	$43,991,798	$9,138,521

Shares Outstanding:
Investor Shares	1,439,213	171,216
Institutional Shares	3,985,595	1,192,636

Total	5,424,808	1,363,852

Net asset value, offering price & redemption price per share: ($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	$8.10	$6.68

Institutional Shares	$8.11	$6.70

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations

February 28, 2009

(Unaudited)

	U.S. Treasury Fund	Cash Management Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$3,381,999	$9,154,384	$6,644,605
Dividend income	11,818	12,446	437,546

Total Income	3,393,817	9,166,830	7,082,151

Expenses:
Investment advisory fees	1,137,399	1,011,972	566,785
Administration fees	909,917	809,576	453,427
Distribution fees—Administrative Shares	1,021,290	961,610	82,131
Distribution fees—Service Shares	215,493	18,830	2
Shareholder servicing fees—Administrative Shares	1,021,290	961,610	82,131
Shareholder servicing fees—Service Shares	215,493	18,830	2
Shareholder servicing fees—Institutional Shares	658,866	706,166	59,177
Shareholder servicing fees—Select Shares	—	—	803,325
Chief compliance officer fees	48,698	46,361	12,776
Fund accounting fees	190,954	170,934	—
Omnibus fees	—	—	382,495
Transfer agent fees	169,406	204,830	—
Custodian fees	75,823	67,462	37,784
Trustee fees	31,396	30,169	8,406
Other expenses	293,565	586,022	173,862

Total expenses before fee and expense reductions	5,989,590	5,594,372	2,662,303
Fees waived/expenses reimbursed by Investment Advisor	(873,284)	(743,588)	(377,849)
Fees waived by Administrator	(560,450)	(472,255)	(377,849)
Omnibus fee waived	—	—	(89,305)
Fund accounting fees waived	(2,621)	—	—
Custodian fees waived	(5,123)	—	—
Distribution fees waived—Administrative Shares	(702,832)	(519,266)	—
Distribution fees waived—Service Shares	(177,151)	(11,298)	—
Shareholder servicing fees waived—Administrative Shares	(845,264)	(487)	—
Shareholder servicing fees waived—Service Shares	(194,629)	(11,298)	—
Shareholder servicing fees waived—Institutional Shares	(542,901)	(480,191)	(40,240)
Shareholder servicing fees waived—Select Shares	—	—	(803,325)

Net expenses	2,085,335	3,355,989	973,735

Net Investment Income	1,308,482	5,810,841	6,108,416

Realized/Unrealized Gains on Investments:
Net realized gains (losses) from investment transactions	—	(96,738)	10,470

Change in net assets resulting from operations	$1,308,482	$5,714,103	$6,118,886

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Continued

February 28, 2009

(Unaudited)

	Intermediate Tax-Free Bond Fund	Short-Term Income Fund	Intermediate Bond Fund	Bond Fund
Investment Income:
Interest income	$357,590	$2,831,797	$1,629,730	$1,240,488
Dividend income from affiliates	16,690	28,366	7,158	5,048

Total Income	374,280	2,860,163	1,636,888	1,245,536

Expenses:
Investment advisory fees	55,047	233,959	131,996	105,574
Administration fees	20,017	85,077	47,999	38,391
Distribution fees—Investor Shares	3,713	36,947	30,867	19,232
Shareholder servicing fees—Investor Shares	3,713	36,947	30,867	19,232
Shareholder servicing fees—Institutional Shares	21,308	69,399	29,131	28,757
Chief compliance officer fees	485	3,489	1,461	889
Fund accounting fees	10,470	55,395	28,887	19,630
Transfer agent fees	3,558	49,320	13,516	10,417
Custodian fees	1,001	4,254	2,400	1,919
Trustee fees	813	3,075	1,480	982
Other expenses	9,419	47,716	21,065	13,417

Total expenses before fee and expense reductions	129,544	625,578	339,669	258,440
Fees waived/expenses reimbursed by Investment Advisor	(35,030)	(170,153)	(83,997)	(67,183)
Fees waived by Administrator	(10,009)	(42,538)	(23,999)	(19,195)
Shareholder servicing fees waived—Investor Shares	(3,711)	(36,673)	(30,780)	(18,996)
Shareholder servicing fees waived—Institutional Shares	(21,308)	(69,399)	(29,131)	(28,757)

Net expenses	59,486	306,815	171,762	124,309

Net Investment Income	314,794	2,553,348	1,465,126	1,121,227

Realized/Unrealized Gains on Investments:
Net realized gains (losses) from investment transactions	7,419	(12,937,601)	(5,021,973)	(870,285)
Change in unrealized appreciation/depreciation on investments	252,429	(2,525,941)	(3,789,177)	(4,969,914)

Net realized/unrealized gains (losses) on investments	259,848	(15,463,542)	(8,811,150)	(5,840,199)

Change in net assets resulting from operations	$574,642	$(12,910,194)	$(7,346,024)	$(4,718,972)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Operations, Concluded

February 28, 2009

(Unaudited)

	Balanced Fund	U.S. Large Cap Equity Fund
Investment Income:
Interest income	$599,701	$—
Dividend income	364,990	113,690
Dividend income from affiliates	10,109	1,908

Total Income	974,800	115,598

Expenses:
Investment advisory fees	187,114	34,857
Administration fees	50,571	10,103
Distribution fees—Investor Shares	16,810	1,686
Shareholder servicing fees—Investor Shares	16,810	1,686
Shareholder servicing fees—Institutional Shares	46,404	10,943
Chief compliance officer fees	1,241	292
Fund accounting fees	22,857	5,476
Transfer agent fees	8,342	3,623
Custodian fees	2,528	505
Trustee fees	1,237	781
Other expenses	21,720	8,777

Total expenses before fee and expense reductions	375,634	78,729
Fees waived/expenses reimbursed by Investment Advisor	(98,614)	(14,650)
Fees waived by Administrator	(25,285)	(5,052)
Shareholder servicing fees waived—Investor Shares	(16,810)	(1,678)
Shareholder servicing fees waived—Institutional Shares	(46,404)	(10,943)

Net expenses	188,521	46,406

Net Investment Income	786,279	69,192

Realized/Unrealized Gains on Investments:
Net realized losses from investment transactions	(4,900,466)	(1,086,398)
Change in unrealized appreciation/depreciation on investments	(13,567,338)	(4,452,680)

Net realized/unrealized losses on investments	(18,467,804)	(5,539,078)

Change in net assets resulting from operations	$(17,681,525)	$(5,469,886)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets

	U.S. Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,308,482	$37,767,874	$5,810,841	$51,022,678	$6,108,416	$12,933,578
Net realized gains (losses) from investment transactions	—	—	(96,738)	—	10,470	467

Change in net assets resulting from operations	1,308,482	37,767,874	5,714,103	51,022,678	6,118,886	12,934,045

Distributions to Shareholders:
From net investment income:
Administrative Shares	(527,478)	(22,060,273)	(2,710,532)	(26,624,101)	(219,573)	(92,155)
Service Shares	(179,285)	(3,105,314)	(66,102)	(335,714)	(8)	(24)
Institutional Shares	(601,718)	(12,602,834)	(3,033,975)	(24,062,873)	(385,171)	(591,469)
Select Shares	—	—	—	—	(5,503,664)	(12,249,926)

Change in net assets from shareholder distributions	(1,308,481)	(37,768,421)	(5,810,609)	(51,022,688)	(6,108,416)	(12,933,574)

Change in net assets from capital transactions	(341,972,451)	17,613,621	55,020,399	267,460,461	167,574,808	232,683,543

Change in net assets	(341,972,450)	17,613,074	54,923,893	267,460,451	167,585,278	232,684,014

Net Assets:
Beginning of period	1,578,304,170	1,560,691,096	1,489,736,030	1,222,275,579	583,665,677	350,981,663

End of period	$1,236,331,720	$1,578,304,170	$1,544,659,923	$1,489,736,030	$751,250,955	$583,665,677

Accumulated net investment income	$274,893	$274,892	$106,349	$106,117	$8,010	$8,010

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	U.S. Treasury Fund		Cash Management Fund		Tax-Free Money Market Fund
	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:*
Administrative Shares
Issued	1,176,546,070	1,380,946,183	1,249,169,762	3,666,440,556	231,077,065	34,346,414
Reinvested	287	83,655	39,058	307,384	6	20
Redeemed	(1,321,286,263)	(1,621,118,529)	(1,065,127,634)	(3,617,917,646)	(135,670,814)	(32,341,981)

Change in Administrative Shares	(144,739,906)	(240,088,691)	184,081,186	48,830,294	95,406,257	2,004,453

Service Shares
Issued	1,235,566,366	952,741,728	58,595,474	79,003,377	—	—
Reinvested	1	22	4	30	8	24
Redeemed	(1,270,048,790)	(767,829,326)	(63,225,545)	(77,109,840)	—	—

Change in Service Shares	(34,482,423)	184,912,424	(4,630,067)	1,893,567	8	24

Institutional Shares
Issued	671,325,795	943,721,573	446,046,540	2,012,126,785	57,063,962	72,518,920
Reinvested	672	—	64,876	352,926	7,933	25
Redeemed	(834,076,589)	(870,931,687)	(570,542,137)	(1,795,743,123)	(48,020,582)	(48,393,539)

Change in Institutional Shares	(162,750,122)	72,789,886	(124,430,721)	216,736,588	9,051,313	24,125,406

Select Shares
Issued	—	—	—	—	515,934,741	1,778,283,979
Reinvested	—	—	—	—	2,584	47,812
Redeemed	—	—	—	—	(452,820,095)	(1,571,778,135)

Change in Select Shares	—	—	—	—	63,117,230	206,553,656

Change in shares:	(341,972,451)	17,613,619	55,020,398	267,460,449	167,574,808	232,683,539

*	Share transactions are at net asset value of $1.00 per share.

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund		Intermediate Bond Fund
	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$314,794	$641,086	$2,553,348	$11,903,150	$1,465,126	$4,915,084
Net realized gains (losses) from investment transactions	7,419	30,608	(12,937,601)	(3,155,341)	(5,021,973)	953,159
Change in unrealized appreciation/depreciation on investments	252,429	207,008	(2,525,941)	(15,141,511)	(3,789,177)	(8,027,824)

Change in net assets resulting from operations	574,642	878,702	(12,910,194)	(6,393,702)	(7,346,024)	(2,159,581)

Distributions to Shareholders:
From net investment income:
Investor Shares	(44,891)	(111,347)	(799,901)	(4,248,072)	(733,085)	(1,506,448)
Institutional Shares	(269,903)	(468,415)	(1,554,103)	(7,222,741)	(701,918)	(3,140,051)
From net realized gains:
Investor Shares	(2,261)	(24)	(52,825)	(282,425)	(379,379)	(13,454)
Institutional Shares	(11,759)	(86)	(83,202)	(360,933)	(235,568)	(29,297)

Change in net assets from shareholder distributions	(328,814)	(579,872)	(2,490,031)	(12,114,171)	(2,049,950)	(4,689,250)

Change in net assets from capital transactions	14,379,146	(4,475,867)	(135,754,408)	1,951,704	(43,359,542)	(15,063,681)

Change in net assets	14,624,974	(4,177,037)	(151,154,633)	(16,556,169)	(52,755,516)	(21,912,512)

Net Assets:
Beginning of period	16,238,383	20,415,420	199,236,798	215,792,967	77,540,736	99,453,248

End of period	$30,863,357	$16,238,383	$48,082,165	$199,236,798	$24,785,220	$77,540,736

Accumulated net investment income/(loss)	$(5,575)	$(5,575)	$335,377	$136,033	$167,479	$137,356

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Intermediate Tax-Free Bond Fund		Short-Term Income Fund		Intermediate Bond Fund
	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$757,229	$536,717	$870,017	$15,096,323	$1,943,689	$13,419,637
Dividends reinvested	30,458	74,081	602,991	3,805,078	1,056,773	1,404,730
Cost of shares redeemed	(1,121,628)	(937,890)	(32,233,700)	(53,210,662)	(15,785,645)	(11,427,749)

Change in net assets from Investor Shares	(333,941)	(327,092)	(30,760,692)	(34,309,261)	(12,785,183)	3,396,618

Institutional Shares
Proceeds from shares issued	16,237,408	3,261,688	321,777	83,901,412	428,768	7,106,809
Dividends reinvested	15,356	5,097	380,180	2,393,292	279,167	421,556
Cost of shares redeemed	(1,539,677)	(7,415,560)	(105,695,673)	(50,033,739)	(31,282,294)	(25,988,664)

Change in net assets from Institutional Shares	14,713,087	(4,148,775)	(104,993,716)	36,260,965	(30,574,359)	(18,460,299)

Change in net assets from capital transactions:	$14,379,146	$(4,475,867)	$(135,754,408)	$1,951,704	$(43,359,542)	$(15,063,681)

Share Transactions:
Investor Shares
Issued	71,343	50,437	104,079	1,498,776	222,487	1,310,626
Reinvested	2,882	6,992	71,517	381,094	128,204	138,692
Redeemed	(104,618)	(88,624)	(3,651,250)	(5,423,767)	(1,906,941)	(1,128,994)

Change in Investor Shares	(30,393)	(31,195)	(3,475,654)	(3,543,897)	(1,556,250)	320,324

Institutional Shares
Issued	1,513,223	307,025	37,230	8,390,957	49,475	693,220
Reinvested	1,465	480	44,125	243,713	33,994	41,404
Redeemed	(143,959)	(701,395)	(11,795,673)	(5,076,776)	(3,560,803)	(2,584,779)

Change in Institutional Shares	1,370,729	(393,890)	(11,714,318)	3,557,894	(3,477,334)	(1,850,155)

Change in shares:	1,340,336	(425,085)	(15,189,972)	13,997	(5,033,584)	(1,529,831)

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Continued

	Bond Fund		Balanced Fund		U.S. Large Cap Equity Fund
	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,121,227	$3,409,648	$786,279	$2,054,365	$69,192	$45,222
Net realized gains (losses) from investment transactions	(870,285)	226,053	(4,900,466)	386,489	(1,086,398)	903,646
Change in unrealized appreciation/depreciation on investments	(4,969,914)	(4,908,084)	(13,567,338)	(6,635,911)	(4,452,680)	(1,248,617)

Change in net assets resulting from operations	(4,718,972)	(1,272,383)	(17,681,525)	(4,195,057)	(5,469,886)	(299,749)

Distributions to Shareholders:
From net investment income:
Investor Shares	(457,636)	(1,135,688)	(248,673)	(474,708)	(5,794)	(6,561)
Institutional Shares	(712,337)	(2,171,429)	(713,712)	(1,464,109)	(48,047)	(48,036)
From net realized gains:
Investor Shares	(87,278)	—	—	(1,247,524)	—	—
Institutional Shares	(120,467)	—	—	(3,833,164)	—	—

Change in net assets from shareholder distributions	(1,377,718)	(3,307,117)	(962,385)	(7,019,505)	(53,841)	(54,597)

Change in net assets from capital transactions	(22,041,522)	(5,538,473)	(647,270)	(10,354,999)	2,792,881	(725,404)

Change in net assets	(28,138,212)	(10,117,973)	(19,291,180)	(21,569,561)	(2,730,846)	(1,079,750)

Net Assets:
Beginning of period	55,916,049	66,034,022	63,282,978	84,852,539	11,869,367	12,949,117

End of period	$27,777,837	$55,916,049	$43,991,798	$63,282,978	$9,138,521	$11,869,367

Accumulated net investment income/(loss)	$(19,869)	$28,877	$156,413	$332,519	$18,130	$2,779

See notes to financial statements.

CAVANAL HILL FUNDS

Statements of Changes in Net Assets, Concluded

	Bond Fund		Balanced Fund		U.S. Large Cap Equity Fund
	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008	Period Ended February 28, 2009	Year Ended August 31, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Investor Shares
Proceeds from shares issued	$1,503,608	$6,366,657	$880,769	$2,410,211	$91,996	$126,445
Dividends reinvested	460,534	922,330	248,670	1,722,193	5,794	6,561
Cost of shares redeemed	(9,138,548)	(8,385,486)	(1,197,049)	(8,531,127)	(54,014)	(426,240)

Change in net assets from Investor Shares	(7,174,406)	(1,096,499)	(67,610)	(4,398,723)	43,776	(293,234)

Institutional Shares
Proceeds from shares issued	427,978	6,887,663	51,455	208,392	3,214,378	1,439,720
Dividends reinvested	277,783	486,324	712,693	5,291,745	5,412	5,100
Cost of shares redeemed	(15,572,877)	(11,815,961)	(1,343,808)	(11,456,413)	(470,685)	(1,876,990)

Change in net assets from Institutional Shares	(14,867,116)	(4,441,974)	(579,660)	(5,956,276)	2,749,105	(432,170)

Change in net assets from capital transactions:	$(22,041,522)	$(5,538,473)	$(647,270)	$(10,354,999)	$2,792,881	$(725,404)

Share Transactions:
Investor Shares
Issued	184,194	684,970	95,115	191,400	11,189	10,890
Reinvested	58,963	100,578	27,334	136,784	756	566
Redeemed	(1,149,195)	(914,598)	(134,715)	(645,493)	(7,563)	(36,508)

Change in Investor Shares	(906,038)	(129,050)	(12,266)	(317,309)	4,382	(25,052)

Institutional Shares
Issued	52,353	742,290	5,415	16,365	368,164	124,640
Reinvested	35,787	53,031	78,171	419,767	695	442
Redeemed	(1,915,364)	(1,298,520)	(147,558)	(908,530)	(59,898)	(160,197)

Change in Institutional Shares	(1,827,224)	(503,199)	(63,972)	(472,398)	308,961	(35,115)

Change in shares:	(2,733,262)	(632,249)	(76,238)	(789,707)	313,343	(60,167)

See notes to financial statements.

CAVANAL HILL FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements (57.2%)
$237,138,841	Deutsche Bank Securities, Inc., 0.25%, 3/2/09, (Purchased on 2/27/09, proceeds at maturity $237,143,781, collateralized by U.S Treasury Securities, (0.00% - 6.75%), (4/6/09 -8/15/26), fair value $241,881,618)	$237,138,841
95,000,000	JPMorgan Securities, Inc., 0.24%, 3/2/09, (Purchased on 2/27/09, proceeds at maturity $95,001,900, collateralized by U.S Treasury Securities, (0.00%), (12/17/09), fair value $96,903,102)	95,000,000
100,000,000	Merrill Lynch Government Securities, Inc., 0.24%, 3/2/09, (Purchased on 2/27/09, proceeds at maturity $100,002,000, collateralized by U.S Government Securities, (0.00%-27.70%), (9/20/30 - 7/20/38), fair value $102,000,026)	100,000,000
50,000,000	SG Cowen Securities, Inc., 0.25%, 3/2/09, (Purchased on 2/27/09, proceeds at maturity $50,001,042, collateralized by U.S Treasury Securities, (4.38%), (2/15/38), fair value $51,000,102)	50,000,000

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
225,000,000	SG Cowen Securities, Inc., 0.25%, 3/4/09, (Purchased on 2/27/09, proceeds at maturity $225,007,813, collateralized by U.S Treasury Securities, (4.38%), (2/15/38), fair value $229,500,066)	225,000,000

Total Repurchase Agreements		707,138,841
Commercial Paper (10.5%)
Banking (5.3%)
$65,000,000	Citigroup Funding, Inc., 0.65%, 4/13/09(a)(b)	$64,949,534
Diversified Manufacturing Operations (5.2%)
30,000,000	General Electric Capital Corp., 0.08%, 5/1/09(a)(b)	29,959,333
35,000,000	General Electric Capital Corp, 0.75%, 7/9/09(a)(b)	34,905,209

Total Commercial Paper		129,814,076

U.S. Treasury Obligations (32.3%)
U.S Treasury Bill (32.3%)
	U.S. Treasury Bill
100,000,000	0.21%, 7/30/09(a)	99,914,014
100,000,000	0.05%, 3/5/09(a)	99,999,445
50,000,000	0.46%, 8/6/09(a)	49,899,056
150,000,000	0.27%, 7/2/09(a)	149,836,000

Total U.S. Treasury Obligations		399,648,515

Total Investments (Cost $1,236,601,432)(c)—100.0%		1,236,601,432
Liabilities in excess of other assets—0.0%		(269,712)

Net Assets—100.0%		$1,236,331,720

(a)	Rate represents the effective yield at purchase.
(b)	Under the Temporary Liquidity Guarantee Program, these securities are now considered FDIC Insured and are backed by the full faith and credit of the U.S. Government. This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(c)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Certificates of Deposit (11.3%)
Banking & Financial Services (11.3%)
$30,000,000	Abbey National Treasury Services YCD, 1.07%, 3/10/09	$30,000,000
25,000,000	Barclays New York YCD, 1.60%, 7/7/09	25,000,000
30,000,000	BNP Paribas NY YCD, 2.38%, 4/28/09	30,000,000
30,000,000	Calyon New York YCD, 2.00%, 4/17/09	30,000,000
30,000,000	Rabobank NY CD, 1.45%, 4/3/09	30,000,000
30,000,000	Societe Generale YCD, 1.06%, 4/15/09	30,000,000

Total Certificates of Deposit		175,000,000

Commercial Paper (29.1%)
Banking (5.2%)
25,000,000	JPMorgan Chase & Co., 0.32%, 3/17/09(a)	24,996,444
30,000,000	Svenska Handelsbanken, Inc., 0.65%, 4/8/09(a)	29,979,417
25,000,000	The Royal Bank Of Scotland, 1.21%, 4/6/09(a)	24,969,750

		79,945,611

Chemicals (1.6%)
25,000,000	BASF AG, 1.09%, 6/29/09(a)(b)	24,910,000

Diversified Manufacturing Operations (3.9%)
30,000,000	General Electric Capital Corp, 1.46%, 4/13/09(a)(c)	29,948,042
30,000,000	Johnson & Johnson, 0.35%, 6/16/09(a)(b)	29,968,792

		59,916,834

Financial Services (16.5%)
30,000,000	BP Capital Markets Plc, 0.86%, 11/2/09(a)(b)	29,825,750
25,000,000	Credit Suisse New York, 1.61%, 6/30/09(a)	24,865,556
25,000,000	ING U.S. Funding, 1.62%, 6/1/09(a)	24,897,139
30,000,000	Nordea North America, Inc., 1.72%, 10/2/09(a)	29,695,417
30,000,000	Novartis Finance, 0.20%, 3/2/09(a)(b)	29,999,833

Principal Amount	Security Description	Amortized Cost
Commercial Paper, continued:
Financial Services, continued:
$30,000,000	Shell International Finance, 1.61%, 3/27/09(a)(b)	$29,965,333
25,000,000	Siemens Capital, 0.33%, 3/5/09(a)(b)	24,999,083
30,000,000	Total Capital, 0.22%, 3/3/09(a)(b)	29,999,632
30,000,000	Toyota Motor Credit Corp, 0.70%, 5/13/09(a)	29,957,417

		254,205,160

Retail (1.9%)
30,000,000	Wal-Mart Stores, Inc., 0.65%, 9/21/09(a)(b)	29,889,500

Total Commercial Paper		448,867,105

U.S. Government Agency Securities (22.5%)
	Federal Home Loan Bank
60,000,000	0.43%, 3/20/09(d)	60,000,000
10,000,000	0.48%, 3/27/09(d)	10,000,000
10,000,000	0.49%, 4/16/09(d)	10,000,000
10,000,000	0.49%, 6/4/09(d)	10,000,000
10,000,000	0.50%, 4/3/09(d)	10,000,000
30,000,000	1.21%, 2/19/10(d)	30,038,420
20,000,000	2.38%, 4/7/09	20,000,000
10,000,000	2.63%, 4/30/09	10,000,000
20,000,000	2.83%, 3/3/09	20,000,000
	Federal Home Loan Mortgage Corp
12,775,000	0.41%, 9/28/09(d)	12,762,341
24,000,000	0.45%, 9/21/09(d)	23,991,764
30,000,000	0.60%, 9/1/09(a)	29,908,000
20,000,000	1.25%, 2/26/10	20,000,000
20,000,000	1.90%, 12/16/09	20,000,000
	Federal National Mortgage Association
30,000,000	0.52%, 8/20/09(a)	29,925,467
30,000,000	1.99%, 3/2/09(a)	29,998,375

Total U.S. Government Agency Securities		346,624,367

Repurchase Agreements (37.1%)
278,634,434	Deutsche Bank Securities, Inc., 0.27%, 3/2/09, (Purchased on 2/27/09, proceeds at maturity $278,640,704, collateralized by U.S Government Securities, (3.50% - 5.33%), (7/16/10 - 2/16/17), fair value $284,209,582)	278,634,434

See notes to financial statements.

CAVANAL HILL FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Concluded

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$95,000,000	JPMorgan Securities, Inc., 0.24%, 3/2/09, (Purchased on 2/27/09, proceeds at maturity $95,001,900, collateralized by U.S Government Securities, (3.38%), (2/27/13), fair value $96,902,433)	$95,000,000
200,000,000	Merrill Lynch Government Securities, Inc., 0.23%, 3/2/09, (Purchased on 2/27/09, proceeds at maturity $200,003,833, collateralized by U.S Treasury Securities, (3.75% - 7.88%), (11/15/18 - 2/15/27), fair value $204,000,634)	200,000,000

Total Repurchase Agreements		573,634,434

Total Investments (Cost $1,544,125,906)(e)—100.0%		1,544,125,906
Other assets in excess of liabilities—0.0%		534,017

Net Assets—100.0%		$1,544,659,923

(a)	Rate represents the effective yield at purchase.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Under the Temporary Liquidity Guarantee Program, these securities are now considered FDIC Insured and are backed by the full faith and credit of the U.S. Government. This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(d)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2009. The date presented reflects the final maturity date.
(e)	Cost and value for federal income tax and financial reporting purposes are the same.

YCD—Yankee Certificate of Deposit

See notes to financial statements.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (78.1%)
Alabama (2.6%)
$19,900,000	Montgomery Alabama Industrial Development Board, 0.45%, 5/1/21, Enhanced by : LOC(a)	$19,900,000

California (6.0%)
25,000,000	California State Department Water Resource Power Supply Revenue, Series C, 0.35%, 5/1/22, Enhanced by: LOC(a)	25,000,000
20,000,000	California Statewide Communities Development Authority Revenue, Series A, 0.38%, 8/1/35, Enhanced by: LOC(a)	20,000,000

		45,000,000

Colorado (4.1%)
5,890,000	Aurora Colorado Hospital Revenue, Series C, 0.45%, 12/1/33, Enhanced by: LOC(a)	5,890,000
8,500,000	Broomfield Colorado Urban Renewal, 0.60%, 12/1/30, Enhanced by: LOC(a)	8,500,000
10,000,000	Castle Rock Colorado CTFS Partner, 0.60%, 9/1/37, Enhanced by: LOC(a)	10,000,000
6,450,000	Denver Colorado City & County Airport Revenue, 0.70%, 11/15/25, Enhanced by: LOC, AMT(a)	6,450,000

		30,840,000

Florida (2.3%)
8,000,000	Florida State Municipal Power Agency Revenue, 0.60%, 10/1/35, Enhanced by: LOC(a)	8,000,000
5,000,000	Leesburg Florida Hospital Revenue, Series B, 0.57%, 7/1/36, Enhanced by: LOC(a)	5,000,000
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 0.90%, 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000

		17,590,000

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Georgia (2.5%)
$8,210,000	DeKalb County Georgia Development Authority Revenue, 0.61%, 6/1/22, Enhanced by: LOC(a)	$8,210,000
10,585,000	Georgia State General Obligation, Series B, 5.00%, 4/1/09	10,623,807

		18,833,807

Illinois (4.7%)
8,100,000	Cook County Illinois Revenue, 0.71%, 5/1/35, Enhanced by: LOC(a)	8,100,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 0.63%, 3/1/33, Enhanced by: LOC(a)	7,500,000
5,500,000	Illinois Financial Authority Revenue Chicago Historical Society, 0.53%, 1/1/36, Enhanced by: LOC(a)	5,500,000
6,700,000	Quincy Illinois Revenue, Blessing Hospital Project, 0.63%, 11/15/33, Enhanced by: LOC(a)	6,700,000
7,300,000	Romeoville Illinois Revenue, 0.65%, 10/1/36, Enhanced by: LOC(a)	7,300,000

		35,100,000

Indiana (4.7%)
12,600,000	Indiana State Development Financial Authority Revenue, 0.63%, 8/1/31, Enhanced by: LOC(a)	12,600,000
22,500,000	Mount Vernon Indiana Pollution Control & Solid Waste Disposal Revenue, 0.45%, 12/1/14, Enhanced by: LOC(a)	22,500,000

		35,100,000

Kentucky (2.5%)
7,000,000	Boone County Kentucky Pollution Control Revenue, Series A, 0.53%, 8/1/27, Enhanced by: LOC(a)	7,000,000
6,810,000	Jeffersontown Kentucky Lease Program Revenue, 0.62%, 3/1/30, Enhanced by: LOC(a)	6,810,000

See notes to financial statements.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Kentucky, continued:
$5,100,000	Trimble County Kentucky Association Of Counties Leasing Trade Lease Program Revenue, Series A, 0.60%, 12/1/38, Enhanced by: LOC(a)	$5,100,000

		18,910,000

Louisiana (5.2%)
3,400,000	Louisiana Housing Financial Agency Revenue, 0.67%, 12/1/25, Enhanced by: LOC(a)	3,400,000
22,600,000	Louisiana Local Government Environment Facilities Community Development Authority Revenue, 1.60%, 10/1/26, Insured by: FSA(a)	22,600,000
6,500,000	Louisiana Public Facilities Authority Revenue, 0.55%, 7/1/31, Enhanced by: LOC(a)	6,500,000
6,250,000	Louisiana Public Facilities Authority Revenue, 0.64%, 7/1/31, Enhanced by: LOC(a)	6,250,000

		38,750,000

Michigan (1.0%)
5,800,000	Detroit Michigan Sewer Disposal Revenue, 5.00%, 7/1/27, Insured by: FSA(a)	5,800,000
1,752,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, 0.55%, 1/1/14, Enhanced by: LOC, AMT(a)	1,752,000

		7,552,000

Minnesota (0.4%)
3,375,000	Minneapolis Minnesota Health Care System Revenue, Series C, 0.53%, 11/15/47, Enhanced by: LOC(a)	3,375,000

Missouri (4.4%)
6,605,000	Jackson County Missouri Industrial Development Authority Recreational Facilities Revenue, 0.70%, 11/1/18, Enhanced by: LOC(a)	6,605,000

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Missouri, continued:
$6,600,000	Missouri State Health & Educational Facilities Authority, 0.60%, 2/1/31, Enhanced by: LOC(a)	$6,600,000
20,000,000	Missouri State Health And Educational Facilities Authority Health Facilities Revenue, Series C, 0.53%, 5/15/38(a)	20,000,000

		33,205,000

New Mexico (3.9%)
29,400,000	Farmington New Mexico Pollution Control Revenue, Series A, 0.60%, 5/1/24, Enhanced by: LOC(a)	29,400,000

New York (3.1%)
22,625,000	Nassau County New York Tobacco Settlement Corp., 6.60%, 7/15/39	23,659,480

North Carolina (0.5%)
3,550,000	North Carolina Capital Facilities Finance Agency EDL Facilities Revenue, 0.68%, 6/1/27, Enhanced by: LOC(a)	3,550,000

Ohio (1.2%)
8,870,000	Columbus Ohio General Obligation, 5.50%, 7/1/09	9,006,197

Oregon (1.4%)
10,900,000	Oregon State Facilities Authority Revenue, 0.42%, 8/1/34, Enhanced by: LOC(a)	10,900,000

Pennsylvania (9.6%)
29,700,000	Beaver County Pennsylvania Industrial Authority Pollution Control Revenue, 0.55%, 4/1/41, Enhanced by: LOC(a)	29,700,000
10,000,000	Emmaus Pennsylvania General Authority Revenue, 0.50%, 3/1/24, Enhanced by: LOC(a)	10,000,000
10,000,000	Emmaus Pennsylvania General Authority Revenue, 0.50%, 3/1/24, Enhanced by: LOC(a)	10,000,000
12,975,000	Hamburg Pennsylvania Area School District, 1.25%, 5/15/25, Insured by: FSA(a)	12,975,000

See notes to financial statements.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Pennsylvania, continued:
$9,085,000	Montgomery County Pa Indl Dev Auth Rev, 2.85%, 4/1/37, Enhanced by: LOC(a)	$9,085,000

		71,760,000

South Carolina (0.4%)
3,050,000	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, 0.58%, 11/1/31, Enhanced by: LOC(a)	3,050,000

Tennessee (4.7%)
27,700,000	Clarksville Tennessee Water Sewer & Gas Revenue, 4.50%, 2/1/25, Insured by: FSA(a)	27,700,000
7,245,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 0.65%, 11/1/27, Enhanced by: LOC(a)	7,245,000

		34,945,000

Texas (4.1%)
15,400,000	Austin Texas Water And Wastewater System Revenue, 1.25%, 5/15/31, Enhanced by: LOC(a)	15,400,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 0.76%, 11/1/15, Enhanced by: LOC, AMT(a)	8,000,000
7,500,000	Harris County Texas Cultural Education Facilities Finance Corp Revenue, 0.57%, 6/1/29, Enhanced by: LOC(a)	7,500,000

		30,900,000

Utah (2.7%)
10,000,000	Emery County Utah Pollution Control Revenue, 0.63%, 7/1/15, Enhanced by: LOC(a)	10,000,000
10,000,000	Emery County Utah Pollution Control Revenue, 0.66%, 11/1/24, Enhanced by: LOC(a)	10,000,000

		20,000,000

Virginia (1.6%)
11,830,000	Falls Church Virginia Economic Development Authority Revenue, 0.62%, 7/1/31, Enhanced by: LOC(a)	11,830,000

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Washington (1.2%)
$8,700,000	Washington State Health Care Facilities Authority Lease Revenue, 0.58%, 1/1/32, Enhanced by: LOC(a)	$8,700,000

Wisconsin (2.2%)
3,410,000	Beaver Dam Wisconsin Development Revenue, 0.67%, 12/1/36, Enhanced by: LOC(a)	3,410,000
5,980,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.58%, 8/15/33, Enhanced by: LOC(a)	5,980,000
7,500,000	Wisconsin State Health & Educational Facilities Authority Revenue, 0.63%, 3/1/36, Enhanced by: LOC(a)	7,500,000

		16,890,000

Wyoming (1.1%)
8,200,000	Sweetwater County Wyoming Pollution Control Revenue, 0.61%, 7/1/15, Enhanced by: LOC(a)	8,200,000

Total Municipal Bonds		586,946,484

Commercial Paper (18.0%)
Florida (4.3%)
20,000,000	City of Cape Coral Florida, 0.55%, 6/17/09, Enhanced by: LOC	20,000,000
12,000,000	Palm Beach Florida, 0.70%, 3/12/09, Enhanced by: LOC	12,000,000

		32,000,000

Illinois (2.7%)
15,000,000	Illinois Education, 0.90%, 6/25/09, Enhanced by: LOC	15,000,000
5,000,000	Illinois Educational Facilities, 1.15%, 3/23/09, Enhanced by: LOC	5,000,000

		20,000,000

Massachusetts (4.6%)
25,000,000	Massachusetts General Obligation, 0.40%, 6/12/09	25,000,000
10,000,000	Massachusetts School Building Authority, 0.40%, 5/5/09, Enhanced by: LOC	10,000,000

		35,000,000

See notes to financial statements.

CAVANAL HILL FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Concluded

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Commercial Paper, continued:
New York (2.7%)
$20,000,000	Metro Transit Authority New York, 0.90%, 6/25/09, Enhanced by: LOC	$20,000,000

Pennsylvania (1.3%)
10,000,000	Delaware County Pennsylvania, 0.55%, 5/12/09, Enhanced by: LOC	10,000,000

Texas (0.8%)
6,000,000	University of Texas Revenue Finance, 0.60%, 3/12/09, Enhanced by: LOC	6,000,000

Virginia (0.8%)
5,995,000	Pennsylvania Port Authority, 1.15%, 3/12/09, Enhanced by: LOC	5,995,000

Shares or Principal Amount	Security Description	Amortized Cost
Commercial Paper, continued:
Washington (0.8%)
$6,000,000	Port Seattle Washington, 1.30%, 3/5/09, Enhanced by: LOC	$6,000,000

Total Commercial Paper		134,995,000

Investment Companies (3.8%)
129,918	Goldman Sachs Financial Square Funds—Tax-Free Money Market Fund	129,918
28,614,791	SEI Tax-Exempt Trust Institutional Tax Free, Class A	28,614,791

Total Investment Companies		28,744,709

Total Investments (Cost $750,686,193)(b)—99.9%		750,686,193
Other assets in excess of liabilities—0.1%		564,762

Net Assets—100.0%		$751,250,955

(a)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2009. The date presented reflects the final maturity date.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.

AMT—Alternative Minimum Tax

FSA—Financial Security Assurance

LOC—Letter of Credit

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (86.5%)
Arizona (2.4%)
$750,000	Chandler Arizona, GO, 4.00%, 7/1/24	$723,248
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/09 @ 100*	15,094

		738,342

California (0.5%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,790
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101, Insured by: FGIC*	10,999
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/10 @ 100, Insured by: MBIA*	80,141
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/09 @ 100.50, Insured by: FSA*	15,124
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101, Insured by: AMBAC*	25,539
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/09 @ 100.5, Insured by: MBIA*	10,277
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101, Insured by: FGIC*	10,228

		163,098

Florida (0.2%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101, Insured by: MBIA*	25,280
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100, Insured by: FSA*	20,404

		45,684

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Georgia (1.4%)
$25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101, Insured by: AMBAC*	$26,194
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 1/1/10 @ 100, Insured by: MBIA*	20,992
350,000	Georgia State, GO, Series B, 5.00%, 1/1/24	375,581

		422,767

Hawaii (2.5%)
750,000	Honolulu Hawaii City & County, GO, Series A, 5.00%, 7/1/23, Insured by: FSA	784,567

Illinois (7.9%)
500,000	Du Page County Illinois Community School District, 5.00%, 10/1/19, FSA	553,140
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101, Insured by: FSA*	262,835
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC*	302,821
15,000	University of Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,332
670,000	Will County Illinois Community High School Dist. No. 210 Lincoln-Way School Building, 5.00%, 1/1/17, Insured by: FGIC	762,018
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC*	533,075

		2,429,221

Indiana (5.1%)
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	402,293
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	312,009
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	865,381

		1,579,683

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Iowa (5.2%)
$720,000	Bettendorf, Iowa, GO, Series A, 4.00%, 6/1/22	$715,421
805,000	Davenport Iowa, GO, Series A, 4.38%, 6/1/20, Insured by: MBIA	831,227
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100, Insured by: FSA*	51,270

		1,597,918

Kansas (0.8%)
250,000	University of Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100, Insured by: AMBAC*	256,000

Kentucky (0.1%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: FSA*	5,373
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: FSA*	10,506

		15,879

Louisiana (0.1%)
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 3/1/09 @ 100, Insured by: FGIC*	25,039

Maryland (2.0%)
550,000	Maryland State, GO, 5.00%, 3/15/20	612,002

Massachusetts (2.1%)
550,000	Massachusetts State, GO, Series D, 5.50%, 10/1/20, Insured by: MBIA	640,486

Michigan (5.5%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF*	527,553
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Prerefunded 5/1/12 @ 100, Insured by: Q-SBLF*	121,504
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	616,062

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Michigan, continued:
$400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 4/1/09 @ 100, Insured by: AMBAC*	$401,096
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/09 @ 100*	25,340

		1,691,555

Minnesota (2.4%)
750,000	Minnesota State, GO, Series A, 4.00%, 12/1/24	737,895

Mississippi (0.2%)
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100, Insured by: FSA*	63,653

Missouri (0.1%)
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	25,331
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 2/15/10 @ 100, Insured by: AMBAC*	5,010

		30,341

Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	10,424

New York (0.1%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	29,187

North Carolina (2.4%)
750,000	Guilford County North Carolina, GO, Series A, 4.00%, 2/1/24	740,017

Oklahoma (3.8%)
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100, Insured by: AMBAC*	203,498
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	505,820

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Oklahoma, continued:
$285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA*	$311,086
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	155,609

		1,176,013

Oregon (2.6%)
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100, Insured by: FGIC*	5,002
750,000	Washington County Oregon, GO, 5.00%, 6/1/24	788,655

		793,657

Pennsylvania (8.0%)
750,000	Central Bucks Pennsylvania School District, GO, 5.00%, 5/15/24, Insured by: State Aid Withholding	787,403
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*	50,981
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 11/15/09 @ 100, Insured by: Connie Lee, ETM(a)*	10,365
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/09 @ 100, Insured by: FGIC*	25,050
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	835,582
750,000	Upper Dublin Pennsylvania School District, GO, 4.75%, 11/15/23, Insured by: State Aid Withholding	767,895

		2,477,276

Rhode Island (0.2%)
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Insured by: FSA*	60,199

Tennessee (2.3%)
750,000	Williamson County Tennessee, GO, Series A, 4.00%, 4/1/25	723,187

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas (14.5%)
$30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/09 @ 100*	$30,080
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/09 @ 101, Insured by: AMBAC*	230,956
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100, Insured by: FGIC*	80,092
95,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable: 2/15/10 @ 100, Insured by: PSF-GTD*	95,241
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100, Insured by: PSF-GTD*	505,020
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	170,369
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100, Insured by: PSF-GTD*	137,291
400,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100, Insured by: MBIA*	400,188
100,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100, Insured by: MBIA*	100,217
750,000	Lewisville Texas Independent School District, GO, 5.00%, 8/15/21	805,837
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD*	225,948
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	10,000
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,360
5,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD*	5,084

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Concluded

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	$561,357
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Callable 7/1/09 @ 100, Insured by: AMBAC*	49,595
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100, Insured by: FSA*	50,781
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100, Insured by: FSA*	206,742
750,000	Williamson County Texas Pass-Through Toll Bond, 5.00%, 2/15/21	806,580

		4,476,738

Virginia (2.4%)
750,000	Fairfax County Virginia, GO, Series A, 4.00%, 4/1/24, Insured by: State Aid Withholding	739,935

Washington (3.8%)
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC*	318,594

750,000	Washington State, GO, Series C, 5.00%, 1/1/17, Insured by: AMBAC	857,505

		1,176,099

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
West Virginia (0.0%)
$5,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 4/1/09 @ 100, ETM(a)*	$5,067

Wisconsin (7.9%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,736
550,000	Madison Wisconsin, GO, Series A, 4.25%, 10/1/17, Callable 10/1/16 @100	601,843
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	267,280
555,000	Racine Wisconsin, GO, 5.00%, 12/1/19, Callable 12/1/18 @ 100	615,456
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Insured by: FSA	939,981

		2,445,296

Total Municipal Bonds		26,687,225

Investments in Affiliates (17.5%)
5,401,637	Cavanal Hill Tax-Free Money Market Fund	5,401,637

Total Investments in Affiliates		5,401,637

Total Investments (Cost $31,416,404)(b)—104.0%		32,088,862
Liabilities in excess of other assets—(4.0)%		(1,225,505)

Net Assets—100.0%		$30,863,357

(a)	Security was fair valued at February 28, 2009, using procedures approved by the Board of Trustees.
(b)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC—American Municipal Bond Assurance Corp.

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Corporation

FSA—Financial Security Assurance

GO—General Obligations Bond

MBIA—Municipal Bond Insurance Association

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified School Bond Loan Fund

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.1%)
$138,476	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$136,179
267,388	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	263,442
1,000,000	Alesco Preferred Funding Ltd., Series 8A, Class C2, 5.73%, 12/23/35(a)(b)	125,000
265,733	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	247,917
169,422	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)	166,592
48,383	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(b)	26,531
26,352	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	26,220

Total Asset Backed Securities		991,881

Mortgage Backed Securities (88.5%)
340,614	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	283,396
557,718	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	483,262
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.58%, 5/25/35(b)	41,686
189,231	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 5.29%, 3/25/35(b)	108,178
550,000	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36	361,028
459,631	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	441,495
57,547	Banc of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	57,763
267,607	Banc of America Mortgage Securities, Series 2004-F, Class 2A7, 4.15%, 7/25/34(b)	260,345

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$74,151	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 4.56%, 6/25/34(b)	$55,360
135,798	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 4.67%, 7/25/33(b)	104,888
95,708	Banc of America Mortgage Securities, Series 2003-H, Class 2A3, 5.20%, 9/25/33(b)	73,497
241,206	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	234,622
122,945	Banc of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	108,745
105,922	Banc of America Mortgage Securities, Series 2006-A, Class 2A1, 5.43%, 2/25/36(b)	73,330
71,846	Banc of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	64,603
72,946	Banc of America Mortgage Securities, Series 2006-B, Class 2A1, 6.09%, 11/20/36(b)	41,548
90,568	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.63%, 10/25/35(b)	69,598
37,673	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.94%, 9/25/34(b)	19,663
110,909	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.98%, 1/25/35(b)	83,907
217,301	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 5.77%, 10/25/36(b)	97,867
32,564	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.45%, 7/25/35(b)	18,509
432,178	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 5.81%, 2/25/36(b)	207,603
356,716	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.63%, 3/25/31(b)	328,673
53,130	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	51,275

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$49,544	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13	$43,030
112,648	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	111,135
66,036	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	63,388
563,316	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	495,155
13,986	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	13,999
116,089	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	84,466
42,732	Chaseflex Trust, Series 2006-2, Class A1A, 5.59%, 9/25/36(b)	41,280
53,568	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	44,368
82,365	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	75,950
83,901	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	83,079
63,175	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 1A1, 5.25%, 1/25/34	56,439
374,477	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	359,215
13,103	Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1, 5.50%, 4/25/33	13,096
112,449	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	112,359
188,808	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	179,002
159,937	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	95,412
179,223	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.69%, 8/25/35(b)	147,271

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$18,165	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 6/25/16	$18,097
28,769	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	26,241
69,113	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	59,330
330,830	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	306,225
5,967	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	5,955
88,016	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 3.36%, 7/20/35(b)	28,295
56,007	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	49,181
397,302	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	359,621
229,304	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	207,715
227,278	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	136,357
143,653	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	90,963
161,759	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	107,673
68,953	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	59,473
120,064	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37	75,943
667,831	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	371,760
230,294	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	162,501

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$118,125	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	$76,652
112,137	Countrywide Home Equity Loan Trust, Series 2004-C, Class F, 0.68%, 1/15/34(b)	52,128
145,964	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	137,732
297,341	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.71%, 8/25/34(b)	193,820
102,257	Countrywide Home Loans, Series 2003-58, Class 2A2, 5.14%, 2/19/34(b)	79,145
69,343	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	69,165
3,600	Countrywide Home Loans, Series 2003-42, Class 1A1, 5.39%, 9/25/33(b)	3,036
64,194	Countrywide Home Loans, Series 2003-60, Class 2A1, 5.48%, 2/25/34(b)	44,859
85,863	Countrywide Home Loans, Series 2003-14, Class A2, 5.50%, 6/25/33	85,490
58,312	Countrywide Home Loans, Series 2003-J5, Class 1A1, 5.50%, 7/25/33	57,572
495,783	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	466,587
102,829	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	103,138
142,443	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	130,343
310,101	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	158,835
1,100,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	499,140
314,704	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.60%, 11/25/34(b)	234,127

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$59,068	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.99%, 2/25/33(b)	$45,774
73,617	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	60,964
140,661	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	128,115
327,370	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 5.28%, 11/25/32(b)	143,336
30,583	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	30,172
190,394	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	177,693
19,387	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	15,806
203,267	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 8A2, 5.50%, 12/25/34	178,704
272,115	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	245,514
236,202	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	195,806
121,995	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	118,166
258,511	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	142,503
171,797	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	134,216
102,221	Credit Suisse Mortgage Capital Certificates, Series 2006-1, Class 3A20, 5.75%, 2/25/36	100,518
60,769	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1B1, 0.49%, 10/25/36(b)	54,766
57,949	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36	34,655

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$110,000	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34	$71,423
91,586	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	92,326
25,048	Fannie Mae, 4.35%, 6/1/19, Pool #91574(b)	24,736
19,692	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	19,875
44,138	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	44,326
84,677	Fannie Mae, 4.67%, 12/1/22, Pool #303247(b)	84,193
331,854	Fannie Mae, 4.87%, 1/1/35, Pool #805386(b)	335,848
61,595	Fannie Mae, 4.91%, 6/1/32, Pool #725286(b)	62,139
85,934	Fannie Mae, 4.97%, 2/1/30, Pool #556998(b)	85,970
8,848	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	8,978
569	Fannie Mae, Series 2005-87, Class CL, 5.00%, 10/25/35	569
155,603	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	157,620
2,047	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	2,045
56,872	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	57,411
191,307	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(b)	199,606
75,633	Fannie Mae, 5.73%, 7/1/27, Pool #123496(b)	75,630
189,805	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	191,759
261,372	Fannie Mae, 5.79%, 7/1/36, Pool #805386(b)	271,560
29,472	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	30,218
511,023	Fannie Mae, Series 2513, Class PD, 6.00%, 2/15/32	525,431
7,196	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	7,409
21,450	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	21,870
170,587	Fannie Mae, Series 2006-63, Class AE, 6.50%, 10/25/33	174,870
66,094	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31	59,637

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,284	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	$1,381
15,843	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	16,725
684	Fannie Mae, 7.50%, 10/1/09, Pool #303057	687
78,032	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	80,395
4,924	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	5,178
24,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	25,395
9,934	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	10,414
39,156	Fannie Mae, Series 1993-255, Class C, 6.55%, 12/25/23	39,382
70,736	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31(b)	63,898
12,710	First Horizon ABS Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	11,072
81,242	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 5.31%, 9/25/34(b)	52,432
239,729	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class1A 6, 5.50%, 3/25/35	210,587
428,685	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	267,611
193,594	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	126,560
338,700	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	324,056
139,597	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 2A1, 5.00%, 3/25/18	137,939
80,351	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.34%, 10/25/35(b)	41,265
40,513	Freddie Mac, Series 1228, Class M, 2.25%, 3/15/22(b)	40,662
4,339	Freddie Mac, Series 2695, Class GU, 3.50%, 11/15/22	4,336
95,691	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	95,980

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$44,831	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	$44,991
91	Freddie Mac, Series 2508, Class CR, 4.50%, 3/15/16	91
10,494	Freddie Mac, 4.50%, 3/1/17, Pool # 350044(b)	10,451
278	Freddie Mac, Series 3125, Class A, 5.13%, 12/15/13	278
83,935	Freddie Mac, 5.82%, 4/1/36, Pool #1N0148(b)	86,399
3,349	Freddie Mac, Series 2425, Class MD, 6.00%, 2/15/21	3,359
24,476	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	25,713
65,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	68,685
25,161	Freddie Mac, 6.50%, 12/1/11, Pool # E20275	26,347
31,574	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	31,568
8,139	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	8,281
8,050	Freddie Mac, Series 1558, Class D, 6.50%, 7/15/23	8,146
7,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	7,301
10,779	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	11,168
19,443	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	19,444
4,781	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	5,071
14,491	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	14,484
52	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	52
6,865	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	7,217
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,099
19,090	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	20,538
13,652	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	14,391
31,860	Freddie Mac, Series 2835, Class DG, 4.50%, 12/15/20	31,974
12,393	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	12,474

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$2,315	Freddie Mac, 8.00%, 12/1/09, Pool # 182015	$2,353
2,513,471	Fremont Home Loan Trust, Series 2004-3, Class M5, 2.35%, 11/25/34(b)(c)	1,131,062
180,319	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	174,219
136,766	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, 4/25/34	122,246
610,877	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.30%, 11/19/35(b)	462,279
282,920	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	260,240
68,573	Government National Mortgage Assoc., 3.75%, 5/20/34, Pool # 80916(b)	68,487
35,778	Government National Mortgage Assoc., 4.00%, 11/20/29, Pool # 876947(b)	35,620
22,895	Government National Mortgage Assoc., 4.13%, 12/20/18, Pool # 8437(b)	23,182
11,050	Government National Mortgage Assoc., 4.13%, 12/20/21, Pool # 8889(b)	11,185
11,418	Government National Mortgage Assoc., 4.13%, 12/20/27, Pool # 80141(b)	11,453
12,099	Government National Mortgage Assoc., 5.25%, 3/20/29, Pool # 80263(b)	12,251
23,038	Government National Mortgage Assoc., 5.38%, 1/20/23, Pool # 8123(b)	23,335
20,982	Government National Mortgage Assoc., 5.38%, 1/20/25, Pool # 8580(b)	21,272
26,755	Government National Mortgage Assoc., 5.38%, 1/20/25, Pool # 8585(b)	27,229
10,892	Government National Mortgage Assoc., 5.38%, 3/20/26, Pool # 8832(b)	11,014

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$11,676	Government National Mortgage Assoc., 5.50%, 2/20/16, Pool # 8103(b)	$11,881
37,426	Government National Mortgage Assoc., Series 2001-62, Class PG, 6.00%, 1/20/31	37,751
60,428	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	61,539
1,362	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool # 350795	1,424
619	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool # 414856	650
11,097	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	11,309
1,243	Government National Mortgage Assoc., 7.00%, 9/15/09, Pool # 380616	1,306
564	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool # 1655	609
659	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool # 2320	710
993	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool # 376439	1,071
168,452	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	145,166
331,016	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.56%, 11/25/35(b)	249,981
220,084	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 5.26%, 4/25/35(b)	149,877
389,591	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	345,397
174,175	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	174,210
1,025	GSR Mortgage Loan Trust, Series 2004-2F, Class 9A1, 6.00%, 9/25/19	1,009

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$227,816	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	$209,711
78,444	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	74,312
130,360	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 5.30%, 12/19/35(b)	67,990
351,585	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 5.45%, 1/19/35(b)	234,244
25,081	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	22,265
280,340	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.59%, 8/25/34(b)	191,700
28,225	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 5.46%, 10/25/34(b)	17,673
60,735	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 5.49%, 8/25/34(b)	34,892
171,728	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 5.79%, 8/25/36(b)	78,252
341,126	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 5.98%, 9/25/36(b)	180,503
155,009	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 6.00%, 7/25/36(b)	79,665
263,903	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.89%, 4/25/35(b)	241,377
50,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 4.98%, 10/25/35(b)	31,139
86,321	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.20%, 9/25/35(b)	55,095
65,184	JP Morgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.95%, 8/25/36(b)	46,818
477,955	JP Morgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.83%, 12/25/36	110,525

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$90,045	JP Morgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.17%, 7/25/35(b)	$68,053
126,565	JP Morgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	115,708
111,926	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	86,760
150,502	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36	105,089
121,197	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 4.55%, 4/21/34(b)	96,193
21,184	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	18,701
950,932	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	804,132
58,036	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	49,076
23,871	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	19,231
18,367	Master Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 5/25/18	18,216
388,561	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	375,334
297,508	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	296,980
309,829	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	296,816
137,914	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	138,819
170,289	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	172,683
142,695	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.20%, 9/25/17(b)	137,523
84,503	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.77%, 7/25/34(b)	62,890

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$12,288	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 5.09%, 2/25/34(b)	$10,343
153,716	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 4.71%, 12/25/34(b)	112,048
276,754	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.56%, 8/25/34(b)	195,098
153,871	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.87%, 8/25/34(b)	97,058
149,720	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 5.80%, 8/25/35(b)	82,335
635,000	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36	262,219
7,291	Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 3/15/30	7,291
538,250	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	496,300
120,000	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	113,183
202,083	RAAC, Series 2004-SP2, Class A1, 5.95%, 1/25/17(b)	191,240
268,642	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	240,857
100,000	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	89,624
188,021	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	175,200
360,947	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.35%, 9/25/34(b)	220,499
92,368	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 5.95%, 1/25/36(b)	43,589
239,732	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	134,163
124,320	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	126,030

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$92,957	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	$91,450
18,665	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	18,634
863,315	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	739,500
331,464	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.14%, 9/25/33	141,950
171,844	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	172,999
112,372	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	106,376
187,848	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	109,092
150,460	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	112,199
160,342	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	75,434
236,618	Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 6/25/18	230,062
969,449	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	658,182
237,703	Residential Funding Mortgage Securities I, Series 2002-S20, Class A1, 4.00%, 12/25/17	240,987
369,648	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	368,731
103,139	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	102,170
65,895	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	62,737
319,571	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	277,289

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$367,404	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	$364,294
250,541	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	221,937
266,822	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	210,824
262,052	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	234,701
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 5.73%, 5/25/35	168,150
1,007	SSB RV Trust, Series 2001-1, Class A5, 6.30%, 4/15/16	1,005
157,758	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 5.14%, 11/25/34(b)	97,507
13,276	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 5.15%, 2/25/34(b)	8,905
107,296	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 5.25%, 12/25/35(b)	61,081
750,115	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 5.40%, 4/25/34(b)	495,720
202,728	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 5.42%, 6/25/34(b)	139,627
175,279	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 5.61%, 12/25/34(b)	94,940
81,497	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 4.64%, 12/27/35(b)	61,177
493,266	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	492,264
108,172	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 5.26%, 7/25/33(b)	82,624
341,698	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	316,605

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,618,453	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	$1,270,273
474,645	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	419,023
320,595	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	313,978
3,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	2,747
2,274	Summit Mortgage Trust, Series 2001-1, Class B1, 6.95%, 12/28/12(b)	2,274
623,168	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	342,511
52,421	WAMU Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.80%, 7/25/44(b)	35,197
678,684	WAMU Mortgage Pass-Through Certificates, Series 2003-S8, Class A4, 4.50%, 9/25/18	619,341
38,555	WAMU Mortgage Pass-Through Certificates, Series 2003-S2, Class A2, 5.00%, 5/25/18	37,927
289,155	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	260,631
75,649	Washington Mutual, Series 2004-AR3, Class A2, 4.24%, 6/25/34(b)	57,633
110,181	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	107,702
93,752	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	91,643
131,428	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	131,221
14,760	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	13,971
39,984	Washington Mutual, Series 2006-AR8, Class 1A1, 5.84%, 8/25/46(b)	33,150
1,084,051	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	1,023,962
922,127	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 5.65%, 11/25/36	635,291

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$393,391	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 4.83%, 10/25/35(b)	$311,444
966,132	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8, Class A2, 5.87%, 10/25/36	858,291
202,514	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.92%, 9/25/36(b)	159,401
85,813	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	84,524
227,097	Washington Mutual Mortgage Pass-Through Trust, Class 2002-MS7, Series 2A1, 5.50%, 10/25/17	226,209
162,715	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	162,490
42,768	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 3A1A, 6.25%, 7/25/36	39,406
164,318	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	123,313
16,865	Wells Fargo Mortgage Backed Securities, Series 2005-AR10, Class 2A19, 3.61%, 6/25/35(b)	16,549
88,242	Wells Fargo Mortgage Backed Securities, Series 2004-EE, Class 3A1, 4.43%, 12/25/34(b)	67,398
159,903	Wells Fargo Mortgage Backed Securities, Series 2004-H, Class A1, 4.53%, 6/25/34(b)	128,790
305,745	Wells Fargo Mortgage Backed Securities, Series 2005-AR1, Class 1A1, 4.54%, 2/25/35(b)	223,383
100,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A5, 3.74%, 9/25/34(b)	99,209
63,316	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 4.37%, 5/25/35(b)	47,073
176,957	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 4.82%, 10/25/35(b)	134,291

See notes to financial statements.

CAVANAL HILL FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Concluded

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$78,942	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 5.24%, 4/25/36(b)	$49,836
122,607	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	119,733
129,953	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	125,512
66,007	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 5.26%, 7/25/34(b)	48,110
40,545	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	40,441
234,877	Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A4, 5.50%, 1/25/34	225,555

Total Mortgage Backed Securities		42,553,563

Corporate Bonds (4.2%)
Financial Services (4.2%)
225,000	Genworth Global Funding, 1.29%, 11/27/09(b)	212,720
2,000,000	Lehman Brothers Holdings, 6.00%, 7/19/12(d)	260,000

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$1,500,000	Preferred Term Securities IV, 4.91%, 6/24/34, Callable 6/24/09 @ 100(b)(e)	$487,500
500,000	Preferred Term Securities IX, 3.27%, 4/3/33, Continuously Callable @ 100(a)(b)	75,000
688,757	Preferred Term Securities V, 3.57%, 4/3/32, Continuously Callable @ 100(b)(e)	250,535
957,747	Preferred Term Securities XXIII, 6.15%, 12/22/36(a)	670,423
2,548,026	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 2.68%, 8/5/36(a)(b)	76,441

Total Corporate Bonds		2,032,619

Investments in Affiliates (5.4%)
2,603,102	Cavanal Hill Cash Management Fund	2,603,102

Total Investments in Affiliates		2,603,102

Total Investments (Cost $66,651,928)(f)—100.2%		48,181,165
Liabilities in excess of other assets—(0.2)%		(99,000)

Net Assets—100.0%		$48,082,165

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2009. The date presented reflects the final maturity date.
(c)	Security was fair valued at February 28, 2009, using procedures approved by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(f)	Represents cost for financial reporting purposes.

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.7%)
$30,772	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$30,262
151,520	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	149,284
750,000	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)	135,000
186,013	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	173,542
131,888	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	112,923
73,662	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)	72,431
3,967	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	3,947

Total Asset Backed Securities		677,389

Mortgage Backed Securities (58.9%)
164,796	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.06%, 9/25/35	116,388
118,928	Banc of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	93,544
232,183	Banc of America Alternative Loan Trust, Series 2005-5, Class 2CB1, 6.00%, 6/25/35	123,710
221,391	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	109,727
1,346	Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	1,343
52,181	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.22%, 11/20/34(b)	29,569
126,640	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	125,136
189,219	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	184,784

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$8,939	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 5.55%, 4/25/37(b)	$4,509
159,581	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.91%, 10/25/33(b)	122,595
133,057	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.95%, 11/25/34(b)	77,613
37,549	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	37,045
210,136	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	179,995
5,463	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	3,975
230,615	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	157,467
28,831	Citicorp Mortgage Securities, Inc., Series 2003-9, Class A14, 5.50%, 10/25/33	28,796
159,553	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	154,068
41,856	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	38,916
28,003	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	26,550
137,462	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	120,709
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	69,704
143,092	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	98,324
410,802	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	255,906
406,365	Countrywide Alternative Loan Trust, Series 2005-57CB, Class 3A4, 5.50%, 12/25/35	267,598
138,567	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	126,486

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$65,373	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	$53,688
1,629	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	1,357
605	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A1, 6.00%, 11/25/35	403
351,490	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	195,663
500,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	240,650
140,386	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	116,836
195,021	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	161,358
165,189	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.71%, 8/25/34(b)	107,677
139,605	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24(c)	120,060
69,343	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	69,165
175,359	Countrywide Home Loans, Series 2004-2, Class 2A1, 5.27%, 2/25/34	141,180
51,415	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	51,569
79,027	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	57,912
146,810	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	128,207
550,000	Countrywide Home Loans, Series 2006-J4, Class A4, 6.25%, 9/25/36	318,413
600,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	272,258

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$111,908	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	$103,865
53,631	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	50,053
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	66,133
127,453	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	114,110
203,854	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	174,540
74,629	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	61,866
215,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	89,526
5,147	Fannie Mae, Series 1992-45, Class F, 2.18%, 4/25/22(b)	5,071
51,004	Fannie Mae, 4.09%, 9/1/33, Pool #739372(b)	51,605
13,564	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	13,743
48,263	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	48,648
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	33,111
20,006	Fannie Mae, 5.38%, 7/1/23, Pool #224951(b)	19,988
82,296	Fannie Mae, 5.48%, 1/1/37, Pool #906675(b)	85,008
171	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	180
2,539	Fannie Mae, 6.00%, 4/1/35, Pool #735503	2,635
32,491	Fannie Mae, Series 1989-52, Class G, 6.08%, 8/25/19	34,144
19,170	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	20,387
15,734	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	16,726
48,247	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	50,207

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$3,436	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	$3,661
21,290	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	22,534
15,643	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	17,058
2,461	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	2,686
11,810	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	12,980
5,257	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	5,577
3,864	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	4,266
1,726	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	1,888
135,707	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	135,493
83,163	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	76,351
1,936	Freddie Mac, 2.52%, 3/15/22, Series 1222, Class P(b)	1,919
97,694	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	98,242
46,240	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	47,004
70,618	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	72,186
94,811	Freddie Mac, 5.34%, 8/1/34, Pool #755230(b)	98,433
5,565	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	5,853
39,500	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	39,705
35,397	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	36,751
57,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	58,946
73,666	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	75,914
20,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	19,779
42,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	44,381
71,890	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	75,276

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$20,428	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	$20,418
25,587	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	27,613
18,641	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	19,735
18,175	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	19,515
9,032	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	9,761
19,987	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	21,020
8,196	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	8,932
31,942	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	34,908
45,187	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	48,615
5,751	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	5,754
10,948	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	11,168
11,509	Freddie Mac, 9.00%, 5/1/16, Pool #170164	12,599
11,743	Freddie Mac, 9.00%, 6/1/16, Pool #170171	12,854
13,602	Freddie Mac, 9.00%, 9/1/16, Pool #170192	14,927
7,594	Freddie Mac, 9.50%, 6/1/16, Pool #274005	8,460
16,393	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	15,838
5,089	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.50%, 1/25/35	4,660
20,465	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	20,943
28,938	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	29,927
45,288	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	48,988
570	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	615

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$9,063	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	$9,757
4,838	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	5,205
14,273	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	15,370
2,663	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	2,863
631	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	680
1,535	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,652
5,484	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	5,902
27,257	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	29,335
38,164	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	41,226
1,482	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,625
60,359	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	58,435
20,532	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	19,038
85,925	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 6.02%, 4/25/37(b)	43,369
355,000	JP Morgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.02%, 2/25/35(b)	209,577
665,000	JP Morgan Mortgage Trust, Series 2005-A6, Class 3A3, 5.20%, 9/25/35(b)	293,100
130,000	JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.54%, 10/25/36(b)	59,951

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$79,068	JP Morgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.75%, 4/25/36(b)	$49,216
51,730	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	45,862
108,616	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	84,109
99,139	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	81,728
160,015	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	131,912
107,819	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	89,793
278,761	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	232,156
36,175	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	30,591
90,627	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	76,637
124,135	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	107,455
93,584	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	94,198
6,559	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	5,670
118,507	Merrill Lynch Mortgage Investors Trust, Series 2005-A8, Class A1C1, 5.25%, 8/25/36	107,193
168,385	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	148,653
200,434	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	110,817
294,957	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	191,685

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$186,903	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35	$103,125
2,995	Nomura Asset Acceptance Corp., Series 2004-AP2, Class A6, 5.60%, 7/25/34	2,226
145,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	84,412
93,430	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40	85,955
82,553	Park Place Securities, Inc., Series 2005-WHQ4, Class A2C, 0.72%, 9/25/35(b)	79,502
33,656	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	30,385
202,083	RAAC, Series 2004-SP2, Class A1, 5.95%, 1/25/17(b)	191,240
107,292	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	99,580
166,634	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	150,933
57,660	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	53,728
105,967	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	83,931
125,810	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	87,281
261,088	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	212,215
124,273	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	115,035
114,000	Residential Asset Loans, Inc, Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	28,442
70,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	29,439
270,844	Residential Asset Mortgage Products, 7.00%, 2/25/32	231,741

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$220,976	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.14%, 9/25/33	$94,633
113,303	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	114,065
190,978	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	104,265
292,123	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36	149,210
581,670	Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI6, 3.64%, 3/25/34	394,909
122,195	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	109,303
86,185	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	83,384
124,670	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	124,361
68,988	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	66,134
61,204	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	61,079
178,508	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	166,060
17,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	16,681
27,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	22,721
140,902	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	140,662
1,139	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	1,180
279,084	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.86%, 3/25/34(b)	186,665

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$66,646	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	$69,390
311,584	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	171,255
240,566	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	234,946
33,998	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	31,862
15,771	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	15,750
257,870	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	241,134
10,036	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	9,089
223,466	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	155,449
104,349	Wells Fargo Mortgage Backed Securities, Series 2003-14, Class 1A1, 4.75%, 12/25/18	103,369
41,678	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.87%, 5/25/34(b)	32,348
187,432	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	177,709
430,169	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	349,109
335,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	132,133

Total Mortgage Backed Securities		14,599,317

Corporate Bonds (19.8%)
Diversified Manufacturing Operations (4.7%)
1,250,000	General Electric Co., 5.25%, 12/6/17	1,150,470

Financial Services (8.1%)
650,000	Alesco Preferred Funding Ltd., Series 15A, Class C1, 2.65%, 12/23/37(a)(b)	117,000
1,000,000	American General Finance, 6.90%, 12/15/17	397,611

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$75,000	Household Finance Corp., 6.60%, 6/15/11	$73,703
50,000	Household Finance Corp., 6.80%, 5/15/11	49,375
500,000	I-Preferred Term Securities, 4.31%, 12/11/32, Continuously Callable @ 100(a)(b)	88,750
500,000	Preferred Term Securities IX, 3.27%, 4/3/33, Continuously Callable @ 100(a)(b)	75,000
500,000	Preferred Term Securities XI, 3.47%, 9/24/33, Continuously Callable @ 100(a)(b)	56,250
957,747	Preferred Term Securities XXIII, 6.15%, 12/22/36(a)	670,423
982,984	Preferred Term Securities XXVI, 2.45%, 3/22/38(b)(d)	246,975
985,191	Preferred Term Securities XXVI, 6.19%, 9/22/37, Continuously Callable @ 100(b)(d)	174,379
2,123,355	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 2.68%, 8/5/36(a)(b)	63,701

		2,013,167

Security Brokers & Dealers (5.8%)
1,065,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	947,950
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	199,235
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	110
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	297,798

		1,445,093

Telecommunications (1.2%)
50,000	Qwest Corp., 6.88%, 9/15/33, Continuously Callable @ 100*	34,241
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	255,730

		289,971

Total Corporate Bonds		4,898,701

See notes to financial statements.

CAVANAL HILL FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Concluded

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Taxable Municipal Bonds (4.5%)
Georgia (4.1%)
$1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/09 @ 100, Insured by: FSA*	$1,005,010

Wisconsin (0.4%)
100,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/9/09 @ 100, Enhanced by : LOC*	100,543

Total Taxable Municipal Bonds		1,105,553

U.S. Government Agency Securities (1.6%)
	Fannie Mae
16,000	5.00%, 9/30/19, Continuously Callable @ 100(b)	16,011
285,000	5.75%, 11/5/18, Continuously Callable @ 100(b)	285,241
100,000	Federal Home Loan Bank, 5.00%, 4/29/09(b)	100,683

Total U.S. Government Agency Securities		401,935

Shares or Principal Amount	Security Description	Value
U.S. Treasury Obligations (0.0%)
$5,000	U.S. Treasury Note, 3.13%, 4/15/09	$5,016

Total U.S. Treasury Obligations		5,016

U.S. Treasury Inflation Protected Securities (7.8%)
1,700,000	U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/14	1,924,521

Total U.S. Treasury Inflation Protected Securities		1,924,521

Investments in Affiliates (31.3%)
7,767,359	Cavanal Hill Cash Management Fund	7,767,359

Total Investments in Affiliates		7,767,359

Total Investments (Cost $43,016,504)(f)—126.6%		31,379,791
Liabilities in excess of other assets—(26.6)%		(6,594,571)

Net Assets—100.0%		$24,785,220

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2009. The date presented reflects the final maturity date.
(c)	Security was fair valued at February 28, 2009, using procedures approved by the Board of Trustees.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FSA—Financial Security Assurance

GO—General Obligations Bond

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.9%)
$15,386	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(a)	$15,131
142,607	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(a)	140,503
750,000	Alesco Preferred Funding Ltd., Series 15A, Class C2, 6.05%, 12/23/37(a)	135,000
132,867	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(a)	123,959
160,291	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.00%, 1/25/34	116,599
250,587	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.89%, 12/25/34(b)	214,553
47,880	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(a)	47,080

Total Asset Backed Securities		792,825

Mortgage Backed Securities (54.7%)
132,949	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	131,370
118,140	Banc of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	99,617
113,647	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	56,326
95,000	Banc of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	60,294
92,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	66,154
158,035	Bank of America Mortgage Securities, Series 2003-6, Class 1A36, 5.25%, 8/25/33	114,323
240,000	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	175,939
192,074	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 5.73%, 11/25/36(b)	93,567
5,431	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	3,820

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	$27,838
391,310	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	370,823
63,551	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	63,458
5,229	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	4,964
525,000	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36(c)	288,750
92,871	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	39,770
138,369	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	94,480
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	8,787
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	58,078
433,905	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	418,990
100,000	Countrywide Alternative Loan Trust, Series 2005-J3, 2A12, 5.50%, 5/25/35	73,751
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	113,823
770,287	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	450,833
68,046	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	56,669
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	32,962
750,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	360,975
560,000	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	252,000

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$228,436	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	$175,415
246,123	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	176,730
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	75,115
15,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	13,714
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	84,406
43,603	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	41,178
66,654	Countrywide Home Loans, Series 2003-28, Class A8, 5.50%, 8/25/33	51,512
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	8,488
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	17,193
250,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35(c)	137,500
110,968	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	87,300
109,575	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	96,505
113,721	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	94,709
647,473	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	371,319
400,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	181,505
34,184	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	33,532

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$53,631	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	$50,053
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	43,750
340,285	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	215,337
127,356	Credit Suisse Mortgage Capital Certificate, Series 2006-8, Class 1A1, 4.50%, 10/25/21	97,746
7,256	Fannie Mae, 4.50%, 5/1/19, Pool #761398	7,413
41,557	Fannie Mae, 4.67%, 12/1/27, Pool #422279(b)	41,550
328,321	Fannie Mae, 4.81%, 2/1/33, Pool #683235(b)	335,204
3,841	Fannie Mae, 5.00%, 3/1/18, Pool #688031	3,972
11,028	Fannie Mae, 5.00%, 8/1/33, Pool #730856	11,262
11,260	Fannie Mae, 5.00%, 7/1/35, Pool #832198	11,482
7,670	Fannie Mae, 5.50%, 2/1/33, Pool #683351	7,893
2,982	Fannie Mae, 5.50%, 9/1/34, Pool #725773	3,064
77,629	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	79,308
724,219	Fannie Mae, 6.00%, 2/1/32, Pool #634200	748,241
57,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	59,145
84,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	89,877
87,673	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	92,549
8,315	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	8,686
80,867	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	88,666
37,471	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32	37,446
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	282,353
189,340	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 5.64%, 8/25/42(b)	191,780

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	$56,941
3,663	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	3,662
97,694	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	98,242
117,282	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	117,303
51,000	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	52,060
46,685	Freddie Mac, 5.22%, 4/1/24, Pool #409624(b)	47,299
27,428	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	26,966
36,497	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	38,226
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	67,815
5,983	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	6,205
53,917	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	56,457
134,775	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	141,160
89,102	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	91,092
18,528	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	19,421
57,000	Freddie Mac, Series 3180, Class DD, 6.50%, 2/15/36	56,908
11,047	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	11,441
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	151,867
33,729	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	36,861
1,869	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	1,984
24,660	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33	18,238
155,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	127,629
20,785	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	22,514

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$49,328	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	$53,320
24,731	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	26,728
7,607	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	8,199
4,528	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	4,656
25,716	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	27,460
14,629	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	15,803
771	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	833
11,224	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	12,152
1,789	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	1,985
55,728	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	55,739
330,000	JP Morgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36(c)	181,500
880,000	JP Morgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.97%, 8/25/35(b)(c)	501,600
179,330	JP Morgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.68%, 4/25/36(b)	117,943
78,130	JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.96%, 6/25/36(b)	43,209
118,034	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	95,940
40,541	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	34,726

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$193,392	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	$172,965
233,455	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	172,288
435,000	Master Alternative Loans Trust, Series 2004-10, Class 5A6, 5.75%, 9/25/34	343,556
107,819	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	89,793
348,451	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	290,195
130,756	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	89,282
33,289	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	28,695
84,124	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	71,137
20,000	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	18,463
153,969	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	137,706
51,323	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	48,468
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	138,382
146,594	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	138,623
153,757	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 4.86%, 4/25/29(b)	95,463
211,247	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	186,491
73,348	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	64,753

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	$288,244
736,553	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	583,034
100,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	42,056
75,536	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	76,044
750,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35(c)	397,500
414,635	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	209,178
66,291	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	63,775
56,779	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.91%, 6/25/36(b)	30,780
67,440	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	56,460
263,127	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	233,278
48,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	47,100
169,159	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	151,503
84,145	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	42,546
155,792	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	85,628
712,000	Washington Mutual Mortgage Pass-Through, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	311,643
65,997	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	54,963
27,028	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	26,844

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$21,616	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	$19,576
55,624	Wells Fargo Mortgage Backed Securities, Series 2004-0, Class A1, 4.89%, 8/25/34(b)	44,718
151,166	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	147,859
225,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A48, 6.00%, 6/25/37	88,746

Total Mortgage Backed Securities		15,191,078

Corporate Bonds (18.5%)
Banking (1.4%)
381,000	JP Morgan Chase & Co., 7.00%, 11/15/09	386,725

Diversified Manufacturing Operations (2.5%)
750,000	General Electric Co., 5.25%, 12/6/17	690,282

Financial Services (7.3%)
500,000	Alesco Preferred Funding Ltd., Series 15A, Class C1, 2.65%, 12/23/37(a)(b)	90,000
500,000	American General Finance, 6.90%, 12/15/17	198,805
100,000	American International Group, Inc., 4.25%, 5/15/13(d)	57,007
545,000	General Electric Capital Corp., 5.45%, 1/15/13	523,082
500,000	General Electric Capital Corp., 7.50%, 6/15/09	504,795
500,000	I-Preferred Term Securities, 4.31%, 12/11/32, Continuously Callable @ 100(a)(b)	88,750
1,000,000	Preferred Term Securities IX, 3.27%, 4/3/33, Continuously Callable @ 100(a)(b)	150,000
500,000	Preferred Term Securities XI, 3.47%, 9/24/33, Continuously Callable @ 100(a)(b)	56,250
478,874	Preferred Term Securities XXIII, 6.15%, 12/22/36(a)	335,212
1,061,678	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 2.68%, 8/5/36(a)(b)	31,850

		2,035,751

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Security Brokers & Dealers (5.6%)
$665,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	$591,913
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	398,470
700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(e)	70
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	571,119

		1,561,572

Telecommunications (0.7%)
135,000	Qwest Corp., 6.88%, 9/15/33, Continuously Callable @ 100	92,452
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/09 @ 101.37	86,289

		178,741

Telecommunications—Services & Equipment (1.0%)
250,000	Verizon Communications, 8.75%, 11/1/18	285,921

Total Corporate Bonds		5,138,992

Taxable Municipal Bonds (5.5%)
Georgia (3.6%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/09 @ 100, Insured by: FSA*	1,005,010

Missouri (1.5%)
500,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Continuously Callable @ 100, Insured by: GNMA/FNMA/FHLMC	415,385

Wisconsin (0.4%)
115,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/9/09 @ 100, Enhanced by : LOC*	115,624

Total Taxable Municipal Bonds		1,536,019

U.S. Government Agency Securities (0.3%)
	Fannie Mae
58,000	5.00%, 9/17/19, Continuously Callable @ 100(b)	58,039

See notes to financial statements.

CAVANAL HILL FUNDS

Bond Fund

Schedule of Portfolio Investments, Concluded

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$40,000	5.00%, 9/30/19, Continuously Callable @ 100(b)	$40,027

Total U.S. Government Agency Securities		98,066

U.S. Treasury Obligations (7.2%)
500,000	U.S. Treasury Bond, 5.50%, 8/15/28	600,469
	U.S. Treasury Notes
250,000	3.75%, 11/15/18	264,902
1,000,000	4.63%, 2/15/17	1,124,297

Total U.S. Treasury Obligations		1,989,668

Shares or Principal Amount	Security Description	Value
U.S. Treasury Inflation Protected Securities (7.9%)
$1,950,000	U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/14	$2,207,539

Total U.S. Treasury Inflation Protected Securities		2,207,539

Investments in Affiliates (3.0%)
828,309	Cavanal Hill Cash Management Fund	828,309

Total Investments in Affiliates		828,309

Total Investments (Cost $37,568,594)(f)—100.0%		27,782,496
Liabilities in excess of other assets—0.0%		(4,659)

Net Assets—100.0%		$27,777,837

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2009. The date presented reflects the final maturity date.
(c)	Security was fair valued at February 28, 2009, using procedures approved by the Board of Trustees.
(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(e)	Issuer has defaulted on the payment of interest.
(f)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

FSA—Financial Security Assurance

GNMA—Government National Mortgage Association

GO—General Obligations Bond

LOC—Letter of Credit

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments

February 28, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks (46.0%)
Advertising (0.0%)
570	Lamar Advertising Co.(a)	$3,944
350	Omnicom Group, Inc.	8,411

		12,355

Aerospace/Defense (0.5%)
2,140	Hexcel Corp.(a)	13,289
890	Lockheed Martin Corp.	56,168
600	Northrop Grumman Corp.	22,416
640	Raytheon Co.	25,581
220	Rockwell Collins, Inc.	6,864
2,465	The Boeing Co.	77,500

		201,818

Airlines (0.0%)
140	Continental Airlines, Inc., Class B(a)	1,403

Apparel (0.0%)
1,245	Citi Trends, Inc.(a)	15,189

Apparel / Footwear (0.1%)
3,610	Foot Locker, Inc.	29,999
400	J. Crew Group, Inc.(a)	4,504
380	Urban Outfitters, Inc.(a)	6,323

		40,826

Apparel Manufacturers (0.5%)
440	Cintas Corp.	8,928
820	Coach, Inc.(a)	11,464
3,955	NIKE, Inc., Class B	164,251
590	Polo Ralph Lauren Corp.	20,337
695	VF Corp.	36,070

		241,050

Auto Parts & Equipment (0.0%)
720	Autoliv, Inc.	10,714
2,460	The Goodyear Tire & Rubber Co.(a)	10,922

		21,636

Automotive Parts (0.2%)
1,915	Advance Auto Parts, Inc.	73,249
580	Harley-Davidson, Inc.	5,858

		79,107

Banking (1.1%)
2,290	Associated Banc-Corp.	33,113
17,360	Bank of America Corp.	68,572
590	Bank of Hawaii Corp.	18,904
1,400	BB&T Corp.	22,582
1,980	Hudson City Bancorp, Inc.	20,533
6,180	JPMorgan Chase & Co.	141,213

Shares	Security Description	Value
Common Stocks, continued:
Banking, continued
370	PNC Financial Services Group	$10,116
170	SVB Financial Group(a)	2,779
1,700	The Charles Schwab Corp.	21,607
7,780	U.S. Bancorp	111,332
3,050	Washington Federal, Inc.	34,739

		485,490

Banking & Financial Services (0.0%)
210	Lazard Ltd. Class A	5,099

Banks (0.2%)
740	M&T Bank Corp.	27,084
2,410	State Street Corp.	60,901

		87,985

Beverages (1.3%)
780	Diageo PLC ADR	36,262
4,400	Molson Coors Brewing Co., Class B	155,012
5,715	PepsiCo, Inc.	275,120
1,770	The Coca-Cola Co.	72,305
1,660	The Pepsi Bottling Group, Inc.	30,710

		569,409

Biotechnology (0.3%)
4,070	Life Technologies Corp.(a)	118,640
140	Millipore Corp.(a)	7,708
150	Vertex Pharmaceuticals, Inc.(a)	4,535

		130,883

Broadcasting/Cable (0.2%)
3,270	CBS Corp. Class B	13,963
2,300	Comcast Corp., Class A	30,038
1,570	Time Warner Cable, Inc., Class A(a)	28,621

		72,622

Building Materials (0.2%)
1,380	Centex Corp.	8,570
1,910	Nucor Corp.	64,271
1,900	The Valspar Corp.	31,730

		104,571

Business Equipment & Services (0.6%)
1,090	Accenture Ltd., Class A	31,817
1,145	FTI Consulting, Inc.(a)	41,838
1,680	HNI Corp.	16,481
6,460	Juniper Networks, Inc.(a)	91,796
1,360	Paychex, Inc.	30,002
570	The Dun & Bradstreet Corp.	42,163

		254,097

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Chemicals (1.0%)
490	CF Industries Holdings, Inc.	$31,522
1,490	E.I. du Pont de Nemours & Co.	27,952
4,765	Ecolab, Inc.	151,432
1,110	Huntsman Corp.	2,930
2,780	Praxair, Inc.	157,765
520	Terra Industries, Inc.	13,411
1,020	The Mosaic Co.	43,911

		428,923

Coal (0.0%)
620	Alpha Natural Resources, Inc.(a)	11,408

Commercial Services (0.1%)
1,665	H&R Block, Inc.	31,802
995	Jacobs Engineering Group, Inc.(a)	33,571

		65,373

Computer Software & Services (1.2%)
2,940	Autodesk, Inc.(a)	37,309
590	eBay, Inc. (a)	6,413
1,190	FactSet Research Systems, Inc.	45,863
6,410	Microsoft Corp.	103,521
24,590	Yahoo!, Inc.(a)	325,326

		518,432

Computers & Peripherals (3.0%)
3,840	Apple Computer, Inc.(a)	342,950
20,015	Cisco Systems, Inc.(a)	291,619
1,370	Dell, Inc.(a)	11,686
4,965	Hewlett-Packard Co.	144,134
2,610	International Business Machines Corp.	240,198
18,865	NetApp, Inc.(a)	253,546
5,215	Seagate Technology	22,425
790	Western Digital Corp.(a)	10,791

		1,317,349

Construction (0.3%)
2,595	Granite Construction, Inc.	92,330
1,685	URS Corp.(a)	52,100

		144,430

Consumer Products (0.8%)
330	Colgate-Palmolive Co.	19,859
17,590	Mattel, Inc.	208,265
1,095	The Black & Decker Corp.	25,919
240	The Clorox Co.	11,664
320	The Estee Lauder Cos., Inc., Class A	7,248
1,740	The Procter & Gamble Co.	83,816
130	Whirlpool Corp.	2,890

		359,661

Shares	Security Description	Value
Common Stocks, continued:
Consumer Services (0.4%)
8,040	Avon Products, Inc.	$141,424
180	priceline.com, Inc.(a)	15,275
1,695	Weight Watchers International, Inc.	30,679

		187,378

Distribution/Wholesale (0.2%)
2,290	Genuine Parts Co.	64,441
330	LKQ Corp.(a)	4,455

		68,896

Diversified Financial Services (0.9%)
190	CME Group, Inc.	34,656
3,875	The Goldman Sachs Group, Inc.	352,935

		387,591

Diversified Manufacturing Operations (0.8%)
350	3M Co.	15,911
10	Acuity Brands, Inc.	229
210	Corning, Inc.	2,216
3,120	Danaher Corp.	158,371
520	Eaton Corp.	18,798
5,760	General Electric Co.	49,018
390	Greif, Inc., Class A	11,992
350	ITT Corp.	13,072
2,380	Packaging Corp. of America	25,204
250	Pentair, Inc.	5,218
3,200	Tyco International Ltd. ADR	64,160

		364,189

Drugs Wholesale (0.0%)
460	AmerisourceBergen Corp.	14,610

Education (0.1%)
380	Apollo Group, Inc., Class A(a)	27,550
50	ITT Educational Services, Inc.(a)	5,675

		33,225

Electric Integrated (0.3%)
2,040	Consolidated Edison, Inc.	73,869
870	DPL, Inc.	17,487
490	FirstEnergy Corp.	20,854
780	Pinnacle West Capital Corp.	20,483
100	Southern Co.	3,031

		135,724

Electrical Components & Equipment (0.1%)
4,205	Molex, Inc.	47,811

Electronic Components/Instruments (2.0%)
540	Agilent Technologies, Inc.(a)	7,490
1,500	Amphenol Corp., Class A	38,130

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Electronic Components/Instruments, continued:
5,700	Emerson Electric Co.	$152,475
540	Garmin Ltd.(a)	9,245
2,430	L-3 Communications Holdings, Inc.	164,389
12,480	Microchip Technology, Inc.	234,250
6,540	Thermo Fisher Scientific, Inc.(a)	237,140
290	Trimble Navigation Ltd.(a)	4,089
2,920	Tyco Electronics Ltd. ADR	27,682

		874,890

Energy—Alternative Sources (0.0%)
230	Energizer Holdings, Inc.(a)	9,704

Engineering & Construction (0.0%)
1,265	McDermott International, Inc.(a)	14,914

Entertainment (0.3%)
330	Carnival Corp.	6,455
2,065	Cedar Fair LP	15,859
200	DreamWorks Animation SKG, Inc.(a)	3,858
1,650	International Game Technology	14,553
240	International Speedway Corp., Class A	4,639
5,205	The Walt Disney Co.	87,288

		132,652

Financial Services (1.8%)
4,560	Discover Financial Services	26,129
11,635	Eaton Vance Corp.	201,285
480	Federated Investors, Inc., Class B	9,053
850	Fidelity National Information Services, Inc.	14,875
3,595	First Cash Financial Services, Inc.(a)	49,108
310	Franklin Resources, Inc.	14,198
80	IntercontinentalExchange, Inc.(a)	4,541
320	Investment Technology Group, Inc.(a)	6,230
7,330	Jackson Hewitt Tax Service, Inc.	54,828
340	Legg Mason, Inc.	4,362
1,635	Morgan Stanley	31,948
2,505	Raymond James Financial, Inc.	34,970
1,695	SEI Investments Co.	20,069
8,655	T. Rowe Price Group, Inc.	196,815
2,280	Visa, Inc.	129,299

		797,710

Food—Miscellaneous/Diversified (0.3%)
2,975	H.J. Heinz Co.	97,193
1,030	Kellogg Co.	40,088

		137,281

Food—Wholesale/Distribution (0.1%)
2,080	Spartan Stores, Inc.	31,824

Shares	Security Description	Value
Common Stocks, continued:
Food Products & Services (1.8%)
10,715	Archer-Daniels-Midland Co.	$285,662
570	Campbell Soup Co.	15,259
2,940	Kraft Foods, Inc., Class A	66,973
16,535	Sysco Corp.	355,502
390	The Hershey Co.	13,139
300	The Kroger Co.	6,201
1,850	Unilever NV NY Shares	35,354

		778,090

Gas (0.0%)
90	National Fuel Gas Co.	2,728

Hand/Machine Tools (0.0%)
30	The Stanley Works	803

Hazardous Waste Disposal (0.1%)
500	Stericycle, Inc.(a)	23,990

Health Care (0.2%)
770	Cigna Corp.	12,135
360	Community Health Systems, Inc.(a)	5,890
440	Express Scripts, Inc.(a)	22,132
160	IDEXX Laboratories, Inc.(a)	4,816
1,050	Lincare Holdings, Inc.(a)	22,123

		67,096

Holding Companies (0.0%)
1,020	Impala Platinum Holdings Ltd. ADR	11,852

Home Builders (0.1%)
70	NVR, Inc.(a)	23,294
570	Pulte Homes, Inc.	5,232

		28,526

Hotels (0.0%)
1,370	Orient-Express Hotels, Ltd.	5,425
510	Starwood Hotels & Resorts Worldwide, Inc.	5,911

		11,336

Industrial Automatic/Robot (0.1%)
1,630	Rockwell Automation, Inc.	32,763

Insurance (0.7%)
180	AFLAC, Inc.	3,017
1,170	Aon Corp.	44,741
880	Assurant, Inc.	17,952
2,310	Assured Guaranty Ltd.	10,210
930	Brown & Brown, Inc.	15,689
170	Cincinnati Financial Corp.	3,492
1,920	Lincoln National Corp.	16,493
160	Marsh & McLennan Cos., Inc.	2,869

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Insurance, continued:
5,160	Prudential Financial, Inc.	$84,675
290	RenaissanceRe Holdings Ltd.	13,059
1,290	The Allstate Corp.	21,711
740	W. R. Berkley Corp.	15,399
1,730	Willis Group Holdings Ltd.	37,869

		287,176

Internet (0.3%)
190	Google, Inc., Class A(a)	64,218
1,260	Sohu.com, Inc.(a)	62,244

		126,462

Machinery & Equipment (0.7%)
990	AGCO Corp.(a)	16,969
3,415	H&E Equipment Services, Inc.(a)	17,553
955	Roper Industries, Inc.	39,489
4,920	United Technologies Corp.	200,883
180	W.W. Grainger, Inc.	11,909
260	Zebra Technologies Corp., Class A(a)	4,568

		291,371

Machinery—Construction & Mining (0.0%)
790	Bucyrus International, Inc., Class A	9,812

Machinery—Diversified (0.3%)
2,510	Pall Corp.	59,663
1,650	Teleflex, Inc.	78,375

		138,038

Media (0.1%)
480	Meredith Corp.	6,168
4,500	News Corp., Class A	25,020
410	Viacom, Inc., Class B(a)	6,310

		37,498

Medical (0.0%)
620	Covidien Ltd. ADR	19,635

Medical—Biotechnology (0.4%)
920	Biogen Idec, Inc.(a)	42,357
1,210	Genentech, Inc.(a)	103,515
1,175	Pharmaceutical Product Development, Inc.	28,188

		174,060

Medical Equipment & Supplies (1.5%)
3,440	Becton, Dickinson & Co.	212,902
780	DENTSPLY International, Inc.	18,034
140	Edwards Lifesciences Corp.(a)	7,785
3,445	Hologic, Inc.(a)	38,997

Shares	Security Description	Value
Common Stocks, continued:
Medical Equipment & Supplies, continued:
1,170	Johnson & Johnson	$58,500
310	Kinetic Concepts, Inc.(a)	6,752
2,560	Medtronic, Inc.	75,751
1,900	PerkinElmer, Inc.	24,472
1,475	ResMed, Inc.(a)	54,398
140	St. Jude Medical, Inc.(a)	4,642
4,355	Stryker Corp.	146,633
620	Zimmer Holdings, Inc.(a)	21,712

		670,578

Medical Labs & Testing Services (0.0%)
200	Covance, Inc. (a)	7,596

Metals (0.1%)
490	Allegheny Technologies, Inc.	9,638
920	Cliffs Natural Resources, Inc.	14,196
270	Schnitzer Steel Industries, Inc.	7,733

		31,567

Metals—Processing & Fabrication (0.3%)
1,240	AK Steel Holding Corp.	7,663
760	Century Aluminum Co.(a)	1,687
475	Freeport-McMoran Copper & Gold, Inc.	14,449
1,620	General Cable Corp.(a)	24,997
1,385	Ladish Co., Inc.(a)	9,487
400	Reliance Steel & Aluminum Co.	9,516
910	Shaw Group, Inc.(a)	21,239
890	Steel Dynamics, Inc.	7,432
2,820	Titanium Metals Corp.	16,469
230	United States Steel Corp.	4,524

		117,463

Oil & Gas (0.1%)
510	Transocean Ltd.(a)	30,483

Oil & Gas Exploration, Production and Services (3.1%)
1,440	Anardarko Petroleum Corp.	50,328
3,165	Apache Corp.	187,020
5,740	Baker Hughes, Inc.	168,239
4,445	Chesapeake Energy Corp.	69,520
1,250	Devon Energy Corp.	54,587
40	Diamond Offshore Drilling, Inc.	2,506
220	EOG Resources, Inc.	11,009
760	EQT Corp.	23,370
360	FMC Technologies, Inc.(a)	9,536
6,010	Halliburton Co.	98,023
1,730	Helmerich & Payne, Inc.	40,932
440	Mariner Energy, Inc.(a)	4,070
440	Murphy Oil Corp.	18,396
4,315	National-Oilwell Varco, Inc.(a)	115,340

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Oil & Gas Exploration, Production and Services, continued:
520	Newfield Exploration Co.(a)	$10,052
4,030	Noble Corp.	99,098
15,420	Patterson-UTI Energy, Inc.	132,458
450	Plains Exploration & Production Co.(a)	8,613
960	Pride International, Inc.(a)	16,550
700	Questar Corp.	20,181
1,360	Sasol ADR	34,177
1,760	Southwestern Energy Co.(a)	50,635
780	Ultra Petroleum Corp.(a)	27,409
1,510	W&T Offshore, Inc.	12,156
2,875	XTO Energy, Inc.	91,022

		1,355,227

Oil & Gas Services (0.4%)
2,180	Schlumberger Ltd.	82,971
7,130	Weatherford International, Ltd.(a)	76,077

		159,048

Oil—Integrated Companies (1.4%)
910	Chevron Corp.	55,246
2,170	ConocoPhillips	81,049
4,940	Exxon Mobil Corp.	335,426
1,110	Marathon Oil Corp.	25,830
890	Occidental Petroleum Corp.	46,164
1,610	Sunoco, Inc.	53,855

		597,570

Paper Products (0.3%)
1,985	Avery Dennison Corp.	39,998
2,275	Kimberly-Clark Corp.	107,175

		147,173

Personal Services (0.0%)
420	VCA Antech, Inc.(a)	8,732

Pharmaceuticals (2.1%)
1,230	Abbott Laboratories	58,228
380	Amgen, Inc.(a)	18,593
16,765	Bristol-Myers Squibb Co.	308,644
1,815	Charles River Laboratories International, Inc.(a)	45,012
2,190	Endo Pharmaceuticals Holdings, Inc.(a)	41,566
2,950	Genzyme Corp.(a)	179,744
70	Gilead Sciences, Inc.(a)	3,136
270	Medco Health Solutions, Inc.(a)	10,957
1,290	Merck & Co., Inc.	31,218
5,710	Pfizer, Inc.	70,290
1,560	Roche Holding AG ADR	43,758
930	Sepracor, Inc.(a)	13,931

Shares	Security Description	Value
Common Stocks, continued:
Pharmaceuticals, continued:
2,280	Teva Pharmaceutical Industries Ltd.	$101,642

		926,719

Pipelines (0.6%)
2,155	Magellan Midstream Holdings LP	34,308
1,120	ONEOK Partners LP	47,454
500	Spectra Energy Corp.	6,500
14,010	The Williams Cos., Inc.	158,313

		246,575

Property Management (0.0%)
540	Corrections Corp. Of America(a)	5,735

Real Estate Investment Trusts (0.2%)
1,280	Duke Realty Corp.	8,832
690	HCP, Inc.	12,606
6,010	Host Hotels & Resorts, Inc.	22,237
640	Kilroy Realty Corp.	11,911
620	Liberty Property Trust	11,327
740	Weingarten Realty Investors	8,355

		75,268

Reinsurance (0.0%)
250	Reinsurance Group Of America, Inc.	6,800

REITS (0.1%)
1,245	American Campus Communities, Inc.	21,314
240	BRE Properties, Inc.	4,541
810	Camden Property Trust	15,220
600	Mack-Cali Realty Corp.	10,248
200	Public Storage	11,096
230	SL Green Realty Corp.	2,673

		65,092

Research Services (0.1%)
855	Gen-Probe, Inc.(a)	34,687

Restaurants (0.7%)
1,730	Darden Restaurants, Inc.	46,952
3,545	McDonald’s Corp.	185,226
340	Panera Bread Co. Class A(a)	14,974
4,025	The Cheesecake Factory, Inc.(a)	32,764
1,265	Yum! Brands, Inc.	33,244

		313,160

Retail (4.2%)
4,635	99 Cent Only Stores(a)	38,192
1,970	America’s Car-Mart, Inc.(a)	21,631
400	AutoZone, Inc.(a)	56,892
12,445	Best Buy Co., Inc.	358,665
790	Big Lots, Inc.(a)	12,253

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Retail, continued:
1,850	BJ’s Wholesale Club, Inc.(a)	$55,278
1,685	Casey’s General Stores, Inc.	33,548
1,705	Cash America International, Inc.	24,552
230	Costco Wholesale Corp.	9,738
5,515	CVS Corp.	141,956
590	Dick’s Sporting Goods, Inc.(a)	7,287
2,215	Dollar Tree, Inc.(a)	85,986
13,060	Family Dollar Stores, Inc.	358,366
4,800	Fred’s Inc., Class A	44,208
1,420	GameStop Corp., Class A(a)	38,226
380	Home Depot, Inc.	7,938
7,500	Kohl’s Corp.(a)	263,550
380	Lowe’s Cos., Inc.	6,019
2,215	PetSmart, Inc.	44,389
3,225	Sonic Automotive, Inc.	4,612
6,385	The TJX Cos., Inc.	142,194
1,640	Wal-Mart Stores, Inc.	80,754
210	Walgreen Co.	5,011

		1,841,245

Savings & Loans (0.2%)
340	Astoria Financial Corp.	2,431
7,970	New York Community Bancorp, Inc.	78,504

		80,935

Semiconductors (1.6%)
1,220	Analog Devices, Inc.	22,741
2,110	Applied Materials, Inc.	19,433
4,480	Broadcom Corp., Class A(a)	73,696
2,455	FormFactor, Inc.(a)	35,499
21,310	Intel Corp.	271,490
2,250	Intersil Corp.	22,748
160	Linear Technology Corp.	3,488
3,185	Maxim Integrated Products, Inc.	38,539
440	MEMC Electronic Materials, Inc.(a)	6,604
17,655	ON Semiconductor Corp.(a)	64,617
200	Silicon Laboratories, Inc.(a)	4,380
1,980	Tessera Technologies, Inc.(a)	21,384
7,060	Texas Instruments, Inc.	101,311
1,680	Xilinx, Inc.	29,702

		715,632

Software (0.2%)
970	CA, Inc.	16,441
1,560	Open Text Corp.(a)	49,312

		65,753

Shares	Security Description	Value
Common Stocks, continued:
Technology (0.5%)
2,340	SAIC, Inc.(a)	$44,249
5,530	Waters Corp.(a)	194,767

		239,016

Telecommunications (1.1%)
2,925	ADTRAN, Inc.	42,237
600	AT&T, Inc.	14,262
410	CenturyTel, Inc.	10,795
1,080	Embarq Corp.	37,768
260	Liberty Global, Inc., Class A(a)	3,190
1,925	NII Holdings, Inc.(a)	24,659
9,540	Nokia Oyj ADR	89,295
40	United State Cellular Corp.(a)	1,376
9,410	Verizon Communications, Inc.	268,467

		492,049

Telecommunications—Services & Equipment (0.8%)
590	American Tower Corp. Class A(a)	17,181
30	Harris Corp.	1,118
7,790	QUALCOMM, Inc.	260,420
1,520	Telus Corp.	38,532
1,320	Virgin Media, Inc.	6,309
3,430	Windstream Corp.	25,588

		349,148

Tobacco & Tobacco Products (0.7%)
490	Altria Group, Inc.	7,566
310	Lorillard, Inc.	18,116
8,210	Philip Morris International, Inc.	274,789
500	Reynolds American, Inc.	16,790

		317,261

Transportation (0.0%)
90	Ryder System, Inc.	2,057

Transportation & Shipping (0.9%)
1,005	Arkansas Best Corp.	17,507
3,415	FedEx Corp.	147,562
1,300	Frontline Ltd.	26,377
490	J.B. Hunt Transport Services, Inc.	9,986
1,740	Kirby Corp.(a)	38,350
180	Landstar System, Inc.	5,697
3,785	Norfolk Southern Corp.	120,060
550	Overseas Shipholding Group, Inc.	14,146
1,385	Pacer International, Inc.	4,058
1,280	Thor Industries, Inc.	13,709
270	United Parcel Service, Inc., Class B	11,119

		408,571

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Utilities—Electric (0.2%)
160	Allegheny Energy, Inc.	$3,782
2,480	Ameren Corp.	58,975
310	American Electric Power Co., Inc.	8,696
520	Exelon Corp .	24,554

		96,007

Utilities—Natural Gas (0.1%)
560	NiSource, Inc.	4,900
1,210	ONEOK, Inc.	27,032
120	WGL Holdings, Inc.	3,643

		35,575

Vitamins & Nutrition Products (0.3%)
4,530	Mead Johnson Nutrition Co.(a)	124,983

Waste Disposal (0.5%)
9,650	Republic Services, Inc.	192,035
540	Waste Management, Inc.	14,580

		206,615

Total Common Stocks		20,223,071

Preferred Stock (0.5%)
Insurance (0.5%)
17,605	Metlife, Inc.	242,069

Total Preferred Stocks		242,069

Asset Backed Securities (0.4%)
$15,386	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20(b)	15,131
44,565	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21(b)	43,907
33,217	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12(b)	30,990
47,880	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10(b)	47,080
7,084	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	7,048
16,460	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	17,170

Total Asset Backed Securities		161,326

Principal Amount	Security Description	Value
Mortgage Backed Securities (20.7%)
$350,000	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.41%, 9/25/35	$226,145
458,305	Banc of America Alternative Loan Trust, 5.50%, 11/25/35	368,086
100,000	Banc of America Funding Corp., Series 2003-3, Class 1A4, 5.50%, 10/25/33	74,974
100,000	Banc of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	32,183
252,497	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	226,175
30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	24,925
50,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	35,566
72,952	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 5.09%, 9/25/34(c)	30,505
668,894	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 5.55%, 4/25/37(c)	337,386
379,373	Chase Mortgage Finance Corp., Series 2003-S11, Class 3A1, 5.50%, 10/25/33	331,714
345,000	Chaseflex Trust, Series 2006-2, Class A4, 6.34%, 9/25/36	126,515
366,711	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37	214,111
200,868	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 5.12%, 5/25/35(c)	138,917
32,158	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	28,184
58,912	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	51,732
62,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	41,353

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	$89,954
74,000	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	49,408
67,000	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35	25,993
385,144	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36	225,416
39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	21,149
43,055	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	38,515
37,464	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	37,870
85,863	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	85,233
196,319	Countrywide Home Loans, Series 2005-22, Class 2A1, 5.26%, 11/25/35	106,699
28,598	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	25,564
110,000	Countrywide Home Loans, Series 2003-44, Class A5, 5.50%, 10/25/33	98,156
150,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35(d)	82,500
285,223	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	224,389
231,240	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	132,614
53,631	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	50,053
66,130	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	61,443

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	$19,646
93,171	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	53,632
250,000	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.27%, 6/25/36	104,100
103,570	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	104,125
284,030	Fannie Mae, 4.50%, 4/1/35, Pool # 814522	285,000
11,926	Fannie Mae, 5.00%, 3/1/18, Pool #681351	12,333
26,545	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	26,934
56,378	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	57,243
293,645	Fannie Mae, 5.50%, 10/1/35, Pool # 838584	301,458
34,818	Fannie Mae, 6.00%, 5/1/35, Pool #357778	36,049
44,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	46,652
169,350	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	162,028
162,368	First Horizon Mortgage Pass-Through Trust, 5.85%, 8/25/37, Series 2007-AR2, Class 1A3(c)	54,667
211,807	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	212,785
151,849	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	154,090
74,994	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	76,338
29,958	Freddie Mac, 4.85%, 6/1/28, Pool #605508(c)	30,152
23,259	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	24,060
16,388	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	16,953
91,520	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	93,313
80,447	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	82,598

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$49,935	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	$51,226
21,709	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	22,301
34,939	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	35,977
5,392	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	5,646
58,893	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	61,815
240,106	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	253,612
7,917	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	8,210
96,217	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool # 575624	101,134
69,633	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool # 575653	73,191
77,245	Government National Mortgage Assoc., 6.31%, 11/20/32, Pool # 575678	81,192
69,816	Government National Mortgage Assoc., 6.31%, 12/20/32, Pool # 575723	73,383
118,807	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool # 612258	124,463
18,543	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	20,058
45,997	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	49,720
73,763	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	68,545
37,648	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	33,748
469,530	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36	278,791
34,852	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	29,025

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$275,945	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	$229,811
189,353	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	160,122
34,058	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	34,537
142,522	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	123,193
410,644	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	227,039
170,447	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	110,770
235,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	136,806
110,521	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	92,725
50,000	Residential Asset Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36	21,028
110,488	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.14%, 9/25/33	47,317
64,282	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	57,734
8,664	Residential Asset Securitization Trust, Series 2003-A7, Class A2, 4.85%, 7/25/33	8,628
200,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35(d)	106,000
118,467	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	59,765
300,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	202,909
23,281	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	20,985

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

February 28, 2009

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$300,965	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class B14, 5.50%, 7/25/35(d)	$222,714
107,190	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	104,845
194,142	Wells Fargo Mortgage Backed Securities, Series 2006-11, Class A8, 6.00%, 9/25/36	151,977

Total Mortgage Backed Securities		9,088,525

Corporate Bonds (6.5%)
Aerospace/Defense (1.2%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	527,049

Diversified Financial Services (1.1%)
500,000	General Electric Co., 2.20%, 6/8/12(e)	498,542

Diversified Manufacturing Operations (0.8%)
375,000	General Electric Co., 5.25%, 12/6/17	345,141

Financial Services (1.0%)
150,000	American General Finance, 6.90%, 12/15/17	59,642
110,000	Household Finance Corp., 6.70%, 9/15/09	109,301
287,324	Preferred Term Securities XXIII, 6.15%, 12/22/36(b)	201,127
196,597	Preferred Term Securities XXVI, 2.45%, 3/22/38(c)	49,395
250,000	Reg Diversified Funding, 2.48%, 1/25/36(b)(c)	11,482
265,419	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 2.68%, 8/5/36(b)(c)	7,962

		438,909

Retail (0.7%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	287,371

Security Brokers & Dealers (0.9%)
340,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	302,632
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	99,618

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Security Brokers & Dealers, continued:
$350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17(f)	$35

		402,285

Telecommunications (0.8%)
250,000	AT&T, Inc., 6.25%, 3/15/11	260,673
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	102,292

		362,965

Total Corporate Bonds		2,862,262

Taxable Municipal Bonds (0.8%)
Georgia (0.8%)
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Continuously Callable @ 100, Insured by: AMBAC*	351,173

Total Taxable Municipal Bonds		351,173

U.S. Government Agency Securities (3.6%)
500,000	Fannie Mae, 5.00%, 2/13/17	552,530
	Freddie Mac
600,000	2.50%, 1/7/14	595,594
250,000	4.50%, 11/18/09, Continuously Callable @ 100(c)	256,090
30,000	5.00%, 10/15/22, Callable 12/09/08 @ 100(c)	29,292
125,000	5.00%, 6/15/28	129,194

Total U.S. Government Agency Securities		1,562,700

U.S. Treasury Obligations (5.3%)
	U.S. Treasury Notes
350,000	3.75%, 11/15/18	370,864
1,000,000	4.50%, 11/15/15	1,126,406
750,000	4.50%, 2/15/16	840,234

Total U.S. Treasury Obligations		2,337,504

U.S. Treasury Inflation Protected Securities (4.2%)
1,625,000	U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/14	1,839,616

Total U.S. Treasury Inflation Protected Securities		1,839,616

Investment Companies (8.6%)
16,700	iShares MSCI BRIC Index Fund	363,225
44,030	iShares MSCI EAFE Index Fund	1,526,960

See notes to financial statements.

CAVANAL HILL FUNDS

Balanced Fund

Schedule of Portfolio Investments, Concluded

February 28, 2009

(Unaudited)

Shares or Principal Amount	Security Description	Value
Investment Companies, continued:
89,660	iShares MSCI Emerging Markets Index	$1,903,482

Total Investment Companies		3,793,667

Investments in Affiliates (3.6%)
1,596,506	Cavanal Hill Cash Management Fund	1,596,506

Total Investments in Affiliates		1,596,506

Total Investments (Cost $57,100,006)(g)—100.2%		44,058,419
Liabilities in excess of other assets—(0.2)%		(66,621)

Net Assets—100.0%		$43,991,798

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2009. The date presented reflects the final maturity date.
(d)	Security was fair valued at February 28, 2009, using procedures approved by the Board of Trustees.
(e)	Under the Temporary Liquidity Guarantee Program, these securities are now considered FDIC Insured and are backed by the full faith and credit of the U.S. Government. This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The details of the FDIC guarantee are provided in the FDIC’s regulations, 12 CFR Part 370, and at the FDIC’s website, www.fdic.gov/tlgp. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(f)	Issuer has defaulted on the payment of interest.
(g)	Represents cost for financial reporting purposes.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR—American Depositary Receipt

AMBAC—American Municipal Bond Assurance Corp.

See notes to financial statements.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments

February 28, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks (93.4%)
Aerospace/Defense (0.7%)
2,000	The Boeing Co.	$62,880

Apparel Manufacturers (1.5%)
3,205	NIKE, Inc., Class B	133,104

Banking (2.3%)
11,420	Bank of America Corp.	45,109
3,795	JPMorgan Chase & Co.	86,716
5,255	U.S. Bancorp	75,199

		207,024

Beverages (3.2%)
2,595	Molson Coors Brewing Co., Class B	91,422
4,140	PepsiCo, Inc.	199,299

		290,721

Chemicals (2.5%)
3,065	Ecolab, Inc.	97,406
2,255	Praxair, Inc.	127,971

		225,377

Computer Software & Services (2.8%)
19,600	Yahoo!, Inc.(a)	259,308

Computers & Peripherals (8.6%)
2,635	Apple Computer, Inc.(a)	235,332
13,380	Cisco Systems, Inc.(a)	194,946
3,070	Hewlett-Packard Co.	89,122
1,155	International Business Machines Corp.	106,295
11,700	NetApp, Inc.(a)	157,248

		782,943

Consumer Products (1.2%)
9,635	Mattel, Inc.	114,078

Consumer Services (0.9%)
4,625	Avon Products, Inc.	81,354

Diversified Financial Services (2.6%)
2,605	The Goldman Sachs Group, Inc.	237,263

Diversified Manufacturing Operations (1.4%)
2,520	Danaher Corp.	127,915

Electronic Components/Instruments (5.7%)
4,090	Emerson Electric Co.	109,408
1,645	L-3 Communications Holdings, Inc.	111,284
6,210	Microchip Technology, Inc.	116,562
5,170	Thermo Fisher Scientific, Inc.(a)	187,464

		524,718

Entertainment (0.8%)
4,100	The Walt Disney Co.	68,757

Shares	Security Description	Value
Common Stocks, continued:
Financial Services (3.9%)
7,215	Eaton Vance Corp.	$124,820
5,695	T. Rowe Price Group, Inc.	129,504
1,810	Visa, Inc.	102,645

		356,969

Food—Miscellaneous/Diversified (0.8%)
2,370	H.J. Heinz Co.	77,428

Food Products & Services (4.5%)
7,450	Archer-Daniels-Midland Co.	198,617
9,805	Sysco Corp.	210,808

		409,425

Insurance (0.7%)
3,985	Prudential Financial, Inc.	65,394

Machinery & Equipment (1.6%)
3,540	United Technologies Corp.	144,538

Medical Equipment & Supplies (3.5%)
3,250	Becton, Dickinson & Co.	201,142
3,470	Stryker Corp.	116,835

		317,977

Oil & Gas Exploration, Production and Services (8.0%)
2,530	Apache Corp.	149,498
4,640	Baker Hughes, Inc.	135,998
3,595	Chesapeake Energy Corp.	56,226
4,860	Halliburton Co.	79,267
2,805	National-Oilwell Varco, Inc.(a)	74,978
3,185	Noble Corp.	78,319
9,390	Patterson-UTI Energy, Inc.	80,660
2,275	XTO Energy, Inc.	72,026

		726,972

Oil & Gas Services (1.2%)
1,250	Schlumberger Ltd.	47,575
5,770	Weatherford International, Ltd.(a)	61,566

		109,141

Oil—Integrated Companies (2.2%)
2,935	Exxon Mobil Corp.	199,287

Paper Products (0.9%)
1,835	Kimberly-Clark Corp.	86,447

Pharmaceuticals (4.7%)
11,080	Bristol-Myers Squibb Co.	203,983
2,340	Genzyme Corp.(a)	142,576
1,850	Teva Pharmaceutical Industries Ltd.	82,473

		429,032

See notes to financial statements.

CAVANAL HILL FUNDS

U.S. Large Cap Equity Fund

Schedule of Portfolio Investments, Concluded

February 28, 2009

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Pipelines (1.2%)
9,850	The Williams Cos., Inc.	$111,305

Restaurants (1.5%)
2,645	McDonald’s Corp.	138,201

Retail (9.4%)
8,980	Best Buy Co., Inc.	258,804
4,450	CVS Corp.	114,543
6,620	Family Dollar Stores, Inc.	181,653
6,045	Kohl’s Corp.(a)	212,421
4,160	The TJX Cos., Inc.	92,643

		860,064

Semiconductors (2.8%)
13,990	Intel Corp.	178,233
5,650	Texas Instruments, Inc.	81,077

		259,310

Technology (1.2%)
3,055	Waters Corp.(a)	107,597

Telecommunications (2.4%)
6,160	Nokia Oyj ADR	57,657
5,590	Verizon Communications, Inc.	159,483

		217,140

Telecommunications—Services & Equipment (2.1%)
5,850	QUALCOMM, Inc.	195,566

Shares	Security Description	Value
Common Stocks, continued:
Tobacco & Tobacco Products (2.1%)
5,855	Philip Morris International, Inc.	$195,967

Transportation & Shipping (2.0%)
2,750	FedEx Corp.	118,828
2,070	Norfolk Southern Corp.	65,660

		184,488

Vitamins & Nutrition Products (1.1%)
3,670	Mead Johnson Nutrition Co.(a)	101,255

Waste Disposal (1.4%)
6,400	Republic Services, Inc.	127,360

Total Common Stocks		8,536,305

Preferred Stock (1.8%)
Insurance (1.8%)
11,975	Metlife, Inc.	164,656

Total Preferred Stocks		164,656

Investments in Affiliates (4.5%)
406,932	Cavanal Hill Cash Management Fund	406,932

Total Investments in Affiliates		406,932

Total Investments (Cost $12,064,386)(b)—99.7%		9,107,893
Other assets in excess of liabilities—0.3%		30,628

Net Assets—100.0%		$9,138,521

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

ADR—American Depositary Receipt

See notes to financial statements.

CAVANAL HILL FUNDS

Notes to Financial Statements

February 28, 2009

(Unaudited)

1.	Organization:

The Cavanal Hill Funds, formerly known as the American Performance Funds, (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of February 28, 2009, the Trust offered shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund (each individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund, (with each Fund individually referred to as a “Fund” and collectively the “Trust” or “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Large Cap Equity Fund are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. The Money Market Funds are authorized to issue an unlimited number of shares in five classes of shares for each Money Market Fund: Administrative Shares, Institutional Shares, Select Shares, Service Shares and Premier Shares. As of February 28, 2009, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund, and the Premier Shares of the Money Market Funds were not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Effective September 1, 2008, the Funds adopted Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard established a single authoritative definition of fair value, set out a framework for measuring fair value and required additional disclosures about fair value measurements. One key component to the implementation of SFAS No. 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2009

(Unaudited)

The following is a summary of the inputs used to value the following Funds’ net assets as of February 28, 2009:

Cavanal Hill Funds	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
	Investments	Investments	Investments	Investments
U.S. Treasury Fund	$—	$1,236,601,432	$—	$1,236,601,432
Cash Management Fund	—	1,544,125,906	—	1,544,125,906
Tax-Free Money Market Fund	—	750,686,193	—	750,686,193
Intermediate Tax-Free Bond Fund	5,401,637	26,687,225	—	32,088,862
Short-Term Income Fund	2,603,102	45,578,063	—	48,181,165
Intermediate Bond Fund	7,767,359	23,612,432	—	31,379,791
Bond Fund	828,309	26,954,187	—	27,782,496
Balanced Fund	25,855,313	18,203,106	—	44,058,419
U.S. Large Cap Equity Fund	9,107,893	—	—	9,107,893

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Large Cap Equity Fund (“the Variable Net Asset Value Funds”).

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing service. Short-term fixed income securities (maturing in less than sixty-one days) are valued at amortized cost, which approximates current value.

Open-ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual funds are valued at their market values based upon the latest available sale price.

Repurchase agreements will be valued at original cost.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2009

(Unaudited)

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund designates cash and marketable securities equal in value to commitments for when-issued securities. As of February 28, 2009, the Funds held no when-issued securities.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At February 28, 2009, the Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, and Balanced Fund held illiquid restricted securities representing 3.67%, 5.15%, 4.35%, and 0.81% of net assets, respectively. The illiquid restricted securities held as of February 28, 2009, are identified below:

Security	Acquisition Date	Acquisition Cost($)	Principal Amount($)	Fair Value($)
Short-Term Income Fund:
ACLC Business Loan Receivables Trust, Series 1998-2	7/15/2003	127,224	138,476	136,179
ACLC Business Loan Receivables Trust, Series 2000-1	7/28/2003	255,440	267,388	263,442
Alesco Preferred Funding Ltd., Series 8A	7/24/2007	982,800	1,000,000	125,000
Atherton Franchisee Loan Funding, Series 1999-A	9/19/2003	247,132	265,733	247,917
Captec Franchise Trust, Series 2000-1	7/16/2003	168,787	169,422	166,592
Preferred Term Securities IX	3/17/2003	500,000	500,000	75,000
Preferred Term Securities XXIII	9/22/2006	952,393	957,747	670,423
Taberna Preferred Funding Ltd., Series 2006-5A	2/16/2007	2,535,626	2,548,026	76,441

Intermediate Bond Fund:
ACLC Business Loan Receivables, Series 1998-2	6/8/2004	28,015	30,772	30,262
ACLC Business Loan Receivables, Series 2000-1	7/28/2003	144,318	151,520	149,284
Alesco Preferred Funding Ltd., Series 15A	11/27/2007	528,125	650,000	117,000
Alesco Preferred Funding Ltd., Series 15A	8/4/2008	165,000	750,000	135,000
Atherton Franchisee Loan Funding, Series 1999-A	9/19/2003	172,992	186,013	173,542
Captec Franchise Trust, Series 2000-1	7/16/2003	73,386	73,662	72,431
I-Preferred Term Securities	4/9/2003	502,835	500,000	88,750
Preferred Term Securities IX	3/18/2003	500,000	500,000	75,000
Preferred Term Securities XI	9/12/2003	500,000	500,000	56,250
Preferred Term Securities XXIII	9/22/2006	952,393	957,747	670,423
Taberna Preferred Funding Ltd., Series 2006-5A	2/16/2007	2,116,455	2,123,355	63,701

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2009

(Unaudited)

Security	Acquisition Date	Acquisition Cost($)	Principal Amount($)	Fair Value($)
Bond Fund:
ACLC Business Loan Receivables, Series 1998-2	7/15/2003	14,136	15,386	15,131
ACLC Business Loan Receivables, Series 2000-1	7/28/2003	136,234	142,607	140,503
Alesco Preferred Funding Ltd., Series 15A	11/27/2007	406,250	500,000	90,000
Alesco Preferred Funding Ltd., Series 15A	8/4/2008	165,000	750,000	135,000
Atherton Franchisee Loan Funding, Series 1999-A	9/19/2003	123,566	132,867	123,959
Captec Franchise Trust, Series 2000-1	7/16/2003	47,701	47,880	47,080
I-Preferred Term Securities	4/9/2003	502,835	500,000	88,750
Preferred Term Securities IX	3/18/2003	1,000,000	1,000,000	150,000
Preferred Term Securities XI	9/12/2003	500,000	500,000	56,250
Preferred Term Securities XXIII	9/22/2006	476,197	478,874	335,212
Taberna Preferred Funding Ltd., Series 2006-5A	2/16/2007	1,058,228	1,061,678	31,850

Balanced Fund:
ACLC Business Loan Receivables, Series 1998-2	7/15/2003	14,136	15,386	15,131
ACLC Business Loan Receivables, Series 2000-1	12/9/2003	44,008	44,565	43,907
Atherton Franchisee Loan Funding, Series 1999-A	9/9/2003	30,891	33,217	30,990
Captec Franchise Trust, Series 2000-1	7/16/2003	47,701	47,880	47,080
Preferred Term Securities XXIII	9/22/2006	285,718	287,324	201,127
Reg Diversified Funding	1/9/2007	252,188	250,000	11,483
Taberna Preferred Funding Ltd., Series 2006-5A	2/21/2007	263,719	265,419	7,963

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Dividends to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, and the Bond Fund. Distributions from net investment income are declared and paid quarterly for the Balanced Fund and the U.S. Large Cap Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed are determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2009

(Unaudited)

Allocations:

Expenses that are directly related to a specific Fund are charged directly to that Fund. Class specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Recent Accounting Pronouncements:

Recently Issued Accounting Pronouncements—In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.

In September 2008, FASB issued FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. FAS 133-1 and FIN 45-4 is effective for fiscal years and interim periods ending after November 15, 2008. FAS 133-1 and FIN 45-4 require enhanced disclosures by sellers of credit derivatives and certain guarantees, including the nature of these derivatives, approximate terms, reasons for entering into these instruments, and status of payment/performance risk. The Funds were not impacted by the adoption of these standards.

3.	Related Party Transactions:

Cavanal Hill Investment Management, Inc., a wholly-owned subsidiary of Bank of Oklahoma, NA (“BOk”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule.

Annual Advisory Fee (as a percentage of net assets)
U.S. Treasury Fund	0.15%
Cash Management Fund	0.15%
Tax-Free Money Market Fund	0.15%
Intermediate Tax-Free Bond Fund	0.55%
Short-Term Income Fund	0.55%
Intermediate Bond Fund	0.55%
Bond Fund	0.55%
Balanced Fund	0.74%
U.S. Large Cap Equity Fund	0.69%

The Adviser serves the Trust as Administrator for which it is entitled to an annual fee of 0.20% of the average daily net assets of each of the Funds (other than Money Market Funds for which the Adviser is entitled to an annual fee of 0.12% of the average daily net assets for each Money Market Fund). Under a Sub-Administration Agreement the Adviser pays Citi Fund Services Ohio, Inc. (“Citi”) a fee of up to 0.03% of each Fund’s (except for the Tax-Free Money Market Fund) average daily net assets to perform certain administrative duties for the Trust. The fees paid to Citi by the Adviser for such services come out of the Adviser’s administration fees and are not an additional charge to the Funds.

BOk serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOk is also entitled to any out of pocket expenses incurred.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2009

(Unaudited)

Certain officers of the Trust are affiliated with Citi, the Adviser or BOk and are paid no fees directly by the Trust for serving as officers of the Trust. Citi also serves the Trust as transfer agent and fund accountant. Under its Transfer Agency Agreement with the Trust, Citi is entitled to receive an annual fee of 0.02% of each Fund’s average daily net assets (excluding the Tax-Free Money Market Fund), an annual fee per account and out of pocket charges. Under its Fund Accounting Agreement with the Trust, Citi is entitled to receive an annual fee of 0.03% of each Fund’s average daily net assets (except for the U.S. Treasury Fund, Cash Management Fund and Tax-Free Money Market Fund), plus out of pocket charges, to perform fund accounting duties for the Trust. In regards to the U.S. Treasury Fund and Cash Management Fund, Citi is entitled to receive an annual fee of 0.025% of the average daily net assets of each Fund for fund accounting services. Under the Omnibus Fee Agreement with the Tax-Free Money Market Fund, Citi is entitled to receive an annual fee of 0.10% of the Fund’s average daily net assets for providing fund accounting, transfer agency and sub-administration services.

Under a Compliance Services Agreement between the Funds and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $115,692 for the period ended February 28, 2009, plus certain out of pocket expenses. Expenses incurred are reflected on the Statements of Operations as “Chief Compliance Officer fees.” Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

BOSC, Inc. (“BOSC” or the “Distributor”), an affiliate of the Adviser and BOk, is the distributor of the Funds pursuant to a Distribution Agreement between the Trust and BOSC. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BOSC, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, and Service Shares, and may be used by BOSC to pay banks, including BOk, broker dealers and other institutions. For the period ending February 28, 2009, BOSC, as Distributor, received $7,672 and BOk received $954,790 from the Distributor.

The Funds have entered into shareholder servicing agreements with various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and provide periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, each service organization received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% of the average daily net assets of the Fund’s shares held by each service organization’s customers. For the period ended February 28, 2009, BOSC and BOk received a net shareholder servicing fee of $145 and $1,598,032 respectively.

From time to time, fees may be reduced or reimbursed in order to assist one or more of the Funds in maintaining more competitive expense ratios. Certain fee reductions by the Funds’ service providers are contractual as disclosed in the Funds’ prospectus. The Funds’ prospectus also discloses certain fee reductions that are voluntary in nature, but that are expected to continue through the end of the year. Other voluntary fee reductions and waivers may occur on an ad hoc basis. All fee waivers and reimbursements are not subject to recoupment in subsequent fiscal periods.

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 2009, were as follows:

	Purchases	Sales
Intermediate Tax-Free Bond Fund	$13,206,481	$2,019,956
Short-Term Income Fund	69,149,986	197,422,323
Intermediate Bond Fund	12,671,548	66,847,566
Bond Fund	5,976,521	32,406,583
Balanced Fund	51,108,017	59,401,792
U.S. Large Cap Equity Fund	8,979,814	6,397,423

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2009

(Unaudited)

Purchases and sales of long-term U.S. government securities for the period ended February 28, 2009, were as follows:

Fund	Purchases	Sales
Short-Term Income Fund	$—	$36,371,801
Intermediate Bond Fund	2,416,771	20,788,947
Bond Fund	2,409,677	16,204,072
Balanced Fund	3,308,225	7,249,170

5.	Concentration of Credit Risk:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of February 28, 2009, (as a percentage of value):

	Tax-Free Money Market Fund	Intermediate Tax-Free Bond Fund
Development	11.33%	2.31%
Education	2.88%	5.04%
Facilities	16.07%	2.97%
General Obligation	25.97%	54.62%
Higher Education	6.34%	1.18%
Housing	3.90%	—
Investment Companies	7.83%	16.83%
Medical	10.35%	4.40%
Pollution	10.74%	3.57%
Taxation	—	4.25%
Transportation	4.59%	0.22%
Utilities	—	2.51%
Water	—	2.10%

	100.00%	100.00%

The Short-Term Income Fund, Intermediate Bond Fund, Bond Fund and Balanced Fund are each invested in mortgage related fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed income securities generally declines.

As of February 28, 2009, the percentage of net assets invested in mortgage-backed securities are:

Short-Term Income Fund	88.5%
Intermediate Bond Fund	58.9%
Bond Fund	54.7%
Balanced Fund	20.7%

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2009

(Unaudited)

As required, effective December 28, 2007, the Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each of the Funds’ tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities. The Funds are subject to federal and various state jurisdictions for income tax purposes. While that statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four fiscal years, no examinations are in progress or anticipated at this time. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations. The adoption of Fin 48 also requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Funds’ net asset value and financial statements. The adoption of FIN 48 had no impact to the financial statements.

At February 28, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$31,416,233	$800,121	$(127,492)	$672,629
Short-Term Income Fund	66,527,673	280,351	(18,626,859)	(18,346,508)
Intermediate Bond Fund	42,877,933	410,088	(11,908,230)	(11,498,142)
Bond Fund	37,535,591	630,040	(10,383,135)	(9,753,095)
Balanced Fund	57,885,119	40,673	(13,867,373)	(13,826,700)
U.S. Large Cap Equity Fund	12,173,961	224,879	(3,290,947)	(3,066,068)

At August 31, 2008, the following Funds had net capital loss carryforwards to offset net capital gains, if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
U.S. Treasury Fund	$248	2013
Cash Management Fund	3,863	2013
Cash Management Fund	19,115	2015
Short-Term Income Fund	434,657	2012
Short-Term Income Fund	1,765,022	2013
Short-Term Income Fund	1,068,319	2014
Short-Term Income Fund	37,616	2015
Short-Term Income Fund	115,480	2016
U.S. Large Cap Equity Fund	15,720,076	2011

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2009

(Unaudited)

The tax characteristics of distributions paid to shareholders during the fiscal years ended August 31, 2008 and 2007 were as follows:

	Distributions paid from:
2008	Net Investment Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$41,318,700	$—	$41,318,700	$—	$41,318,700
Cash Management Fund	53,799,919	—	53,799,919	—	53,799,919
Tax-Free Money Market Fund	—	879	879	13,236,822	13,237,701
Intermediate Tax-Free Bond Fund	—	110	110	606,463	606,573
Short-Term Income Fund	12,796,144	—	12,796,144	—	12,796,144
Intermediate Bond Fund	4,860,837	—	4,860,837	—	4,860,837
Bond Fund	3,434,025	—	3,434,025	—	3,434,025
Balanced Fund	4,565,453	2,454,052	7,019,505	—	7,019,505
U.S. Large Cap Equity Fund	54,597	—	54,597	—	54,597

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

	Distributions paid from:
2007	Net Investment Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$53,117,746	$—	$53,117,746	$—	$53,117,746
Cash Management Fund	55,019,792	—	55,019,792	—	55,019,792
Tax-Free Money Market Fund	—	—	—	10,228,428	10,228,428
Intermediate Tax-Free Bond Fund	5	11,121	11,126	783,354	794,480
Short-Term Income Fund	13,414,860	—	13,414,860	—	13,414,860
Intermediate Bond Fund	4,767,228	—	4,767,228	—	4,767,228
Bond Fund	2,995,788	—	2,995,788	—	2,995,788
Balanced Fund	4,698,945	6,481,947	11,180,892	—	11,180,892
U.S. Large Cap Equity Fund	45,681	—	45,681	—	45,681

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of August 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable*	Accumulated Capital and Other Losses**	Unrealized Appreciation/ (Depreciation)***	Total Accumulated Earnings/ (Deficit)
U.S. Treasury Fund	$2,285,661	$—	$2,285,661	$(2,010,769)	$(248)	$—	$274,644
Cash Management Fund	2,447,279	—	2,447,279	(2,341,162)	(22,978)	—	83,139
Tax-Free Money Market Fund	769,761	—	769,761	(761,751)	—	—	8,010
Intermediate Tax-Free Bond Fund	35,772	7,145	42,917	(40,847)	—	421,198	423,268
Short-Term Income Fund	562,303	—	562,303	(426,270)	(6,062,870)	(16,001,805)	(21,928,642)

CAVANAL HILL FUNDS

Notes to Financial Statements, Continued

February 28, 2009

(Unaudited)

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable*	Accumulated Capital and Other Losses**	Unrealized Appreciation/ (Depreciation)***	Total Accumulated Earnings/ (Deficit)
Intermediate Bond Fund	$357,837	$477,598	$835,435	$(220,481)	$—	$(7,697,640)	$(7,082,686)
Bond Fund	194,663	170,992	365,655	(157,906)	—	(4,780,270)	(4,572,521)
Balanced Fund	327,158	—	327,158	—	(136,704)	5,178	195,632
U.S. Large Cap Equity Fund	2,779	—	2,779	—	(15,720,076)	1,465,154	(14,252,143)

*	Distributions payable may differ from the Statement of Assets and Liabilities because distributions are recognized when actually paid for tax purposes.
**	See page 68 regarding the capital loss carry forwards and below for post-October losses.
***	The differences between book-basis and tax-basis unrealized appreciation/ (depreciation) are attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

Under current tax laws, net capital losses realized after October 31, may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the year ended August 31, 2008, the Funds deferred post October capital losses were as follows:

Fund	Post-October Capital Losses
Balanced Fund	$136,704
Short-Term Income Fund	2,641,776

7.	Legal and Regulatory Matters:

On September 26, 2006, BISYS Fund Services, Inc. (effective August 1, 2007, BISYS Fund Services Ohio, Inc., an affiliate of BISYS Fund Services, Inc., was re-named Citi Fund Services Ohio, Inc. in connection with the acquisition of The BISYS Group, Inc., the parent company of BISYS, by Citibank N.A. Citi Fund Services Ohio, Inc. provides various services to the Trust as described above) reached a settlement with the SEC related to BISYS Fund Services, Inc.’s past marketing arrangements with advisers to certain of its mutual fund clients. Under the terms of the settlement, BISYS Fund Services, Inc. consented to the entry of an Order by the SEC (the “SEC/BISYS Order”). In the SEC/BISYS Order, the SEC determined that BISYS Fund Services, Inc. had “willfully aided and abetted and caused” (1) the investment advisers to 27 different families of mutual funds to violate provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) that prohibit fraudulent conduct; (2) the investment advisers to the 27 fund families to violate provisions of the 1940 Act that prohibit the making of any untrue statement of a material fact in a registration statement filed by a mutual fund with the SEC; and (3) the 27 fund families to violate provisions of the 1940 Act that require the disclosure and inclusion of all distribution arrangements and expenses in the fund’s 12b-1 fee plan. The Funds were one of the 27 fund families and the Adviser was one of the 27 advisers to which the SEC referred.

The SEC found that, between 1999 and 2004, BISYS Fund Services, Inc. maintained marketing arrangements with the 27 advisers under which BISYS Fund Services, Inc. rebated to the advisers a portion of the administration fees received by BISYS Fund Services, Inc. from the 27 fund families. The SEC found that the BISYS Fund Services, Inc. arrangements were not disclosed to the fund boards and the marketing budgets were actually assets of the funds. The SEC also found that the arrangements were not disclosed to shareholders of any of the 27 funds until 2003 and that the disclosures which were then made by the funds were incomplete and misleading. In the SEC/BISYS Order, BISYS Fund Services, Inc. agreed, among other things, to disgorge certain monies and pay a civil penalty. The Adviser had marketing arrangements with BISYS in connection with the Funds of the nature described in the SEC/BISYS Order, but those arrangements were terminated in 2004.

CAVANAL HILL FUNDS

Notes to Financial Statements, Concluded

February 28, 2009

(Unaudited)

It remains unclear the extent to which the Funds and their service providers are or may be affected by the SEC investigation of BISYS Fund Services, Inc. or by the SEC/BISYS Order. Neither the Funds nor the Adviser were parties to the SEC/BISYS Order, nor are the Funds or the Adviser bound by the order or its findings.

In October 2006, the Adviser informed the Funds that the SEC Examination staff was initiating a special examination of the Adviser, focusing on the subjects of the SEC/BISYS Order. Also in October 2006, the Board of Trustees of the Trust formed a special review committee of independent trustees to investigate these matters. In August 2007, the Board of Trustees and the Adviser agreed to a full settlement (the “Settlement”) of the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. Pursuant to the Settlement in August 2007, the Adviser paid the Funds $2,232,000 and the Funds regard the matter as fully resolved.

In April 2008, the Adviser and BOk received a notice from the regional office of the SEC in Los Angeles indicating that the staff is considering recommending that the SEC bring a civil injunctive action against the Adviser and BOk for possible violations of the federal securities laws in connection with the subjects of the SEC/BISYS Order. If such a civil action were to be brought and if it were to result in certain outcomes adverse to the Adviser, the Adviser and its affiliates could be barred from serving as adviser or principal underwriter of the Trust. The Adviser, BOk and the Funds cooperated fully with the SEC in connection with these matters that arose prior to December 31, 2003. On May 27, 2008, the Adviser and BOk responded to the SEC notice, denying the SEC position in the SEC/BISYS Order as it relates to the Adviser and BOk. On June 26, 2008, the Adviser and BOk representatives met with SEC staff at which time the SEC staff advised that the staff had not determined whether to recommend any action to the Commission. On September 25, 2008, the SEC staff requested, and the Adviser and BOk agreed to, a tolling agreement for any action the SEC might take until January 15, 2009. On December 22, 2008, the tolling agreement was extended to March 2, 2009. On February 11, 2009, the Adviser representatives met again with SEC staff. Nothing further has occurred as of the time of this filing.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting from Operations			Less Dividends From:

	Net Asset Value, Beginning of Period	Net Investment Income	Total from Investment Activities	Dividends from Net Investment Income	Total Dividends and Distributions
U.S. Treasury Fund
Administrative Shares
Period Ended February 28, 2009	$1.000	$0.001	$0.001	$(0.001)	$(0.001)
Year Ended August 31, 2008	1.000	0.022	0.022	(0.022)	(0.022)
Year Ended August 31, 2007	1.000	0.045	0.045	(0.045)	(0.045)
Year Ended August 31, 2006	1.000	0.038	0.038	(0.038)	(0.038)
Year Ended August 31, 2005	1.000	0.018	0.018	(0.018)	(0.018)
Year Ended August 31, 2004	1.000	0.004	0.004	(0.004)	(0.004)

Service Shares
Period Ended February 28, 2009	1.000	0.001	0.001	(0.001)	(0.001)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	(0.025)
Year Ended August 31, 2007(d)	1.000	0.031	0.031	(0.031)	(0.031)

Institutional Shares
Period Ended February 28, 2009	1.000	0.001	0.001	(0.001)	(0.001)
Year Ended August 31, 2008	1.000	0.027	0.027	(0.027)	(0.027)
Year Ended August 31, 2007(d)	1.000	0.033	0.033	(0.033)	(0.033)

Cash Management Fund
Administrative Shares
Period Ended February 28, 2009	1.000	0.004	0.004	(0.004)	(0.004)
Year Ended August 31, 2008	1.000	0.030	0.030	(0.030)	(0.030)
Year Ended August 31, 2007	1.000	0.047	0.047	(0.047)	(0.047)
Year Ended August 31, 2006	1.000	0.040	0.040	(0.040)	(0.040)
Year Ended August 31, 2005	1.000	0.019	0.019	(0.019)	(0.019)
Year Ended August 31, 2004	1.000	0.006	0.006	(0.006)	(0.006)

Service Shares
Period Ended February 28, 2009	1.000	0.004	0.004	(0.004)	(0.004)
Year Ended August 31, 2008	1.000	0.032	0.032	(0.032)	(0.032)
Year Ended August 31, 2007(d)	1.000	0.033	0.033	(0.033)	(0.033)

Institutional Shares
Period Ended February 28, 2009	1.000	0.005	0.005	(0.005)	(0.005)
Year Ended August 31, 2008	1.000	0.033	0.033	(0.033)	(0.033)
Year Ended August 31, 2007(d)	1.000	0.034	0.034	(0.034)	(0.034)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(d)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.
(e)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.75%, 0.51% and 0.37% for Administrative, Service and Institutional Shares of U.S. Treasury Fund; and 0.63%, 0.64% and 0.33% for Administrative, Service and Institutional Shares of Cash Management Fund, respectively.

See notes to financial statements.

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(c)

$1.000	0.07%	$671,060	0.31%		0.13%	0.88%
1.000	2.25%	815,800	0.71%		2.30%	0.88%
1.000	4.58%	1,055,890	0.68%	(e)	4.50%	0.94%
1.000	3.83%	883,502	0.72%		3.77%	0.97%
1.000	1.77%	693,510	0.72%		1.77%	0.97%
1.000	0.35%	630,933	0.70%		0.35%	0.95%

1.000	0.09%	189,495	0.26%		0.21%	0.88%
1.000	2.55%	223,977	0.41%		2.12%	0.88%
1.000	3.14%	39,064	0.42%	(e)	4.70%	0.98%

1.000	0.11%	375,777	0.22%		0.23%	0.63%
1.000	2.70%	538,527	0.27%		2.62%	0.63%
1.000	3.29%	465,737	0.27%	(e)	4.85%	0.68%

1.000	0.35%	989,376	0.63%		0.70%	0.93%
1.000	3.06%	805,345	0.58%		3.05%	0.89%
1.000	4.84%	756,515	0.57%	(e)	4.74%	0.96%
1.000	4.03%	769,549	0.57%		3.91%	0.97%
1.000	1.94%	823,358	0.57%		1.95%	0.97%
1.000	0.60%	661,759	0.55%		0.60%	0.90%

1.000	0.44%	4,855	0.46%		0.88%	0.93%
1.000	3.23%	9,486	0.42%		3.03%	0.89%
1.000	3.31%	7,593	0.49%	(e)	4.81%	1.11%

1.000	0.51%	550,428	0.32%		1.07%	0.68%
1.000	3.38%	674,905	0.27%		3.21%	0.64%
1.000	3.40%	458,168	0.27%	(e)	5.02%	0.68%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting from Operations			Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Investment Activities	Dividends from Net Investment Income	Total Dividends and Distributions
Tax-Free Money Market Fund
Administrative Shares
Period Ended February 28, 2009	$1.000	$0.006	$0.006	$(0.006)	$(0.006)
Year Ended August 31, 2008	1.000	0.020	0.020	(0.020)	(0.020)
Year Ended August 31, 2007(e)	1.000	0.019	0.019	(0.019)	(0.019)

Service Shares
Period Ended February 28, 2009	1.000	0.007	0.007	(0.007)	(0.007)
Year Ended August 31, 2008	1.000	0.024	0.024	(0.024)	(0.024)
Year Ended August 31, 2007(e)	1.000	0.022	0.022	(0.022)	(0.022)

Institutional Shares
Period Ended February 28, 2009	1.000	0.008	0.008	(0.008)	(0.008)
Year Ended August 31, 2008	1.000	0.024	0.024	(0.024)	(0.024)
Year Ended August 31, 2007(e)	1.000	0.022	0.022	(0.022)	(0.022)

Select Shares
Period Ended February 28, 2009	1.000	0.009	0.009	(0.009)	(0.009)
Year Ended August 31, 2008	1.000	0.025	0.025	(0.025)	(0.025)
Year Ended August 31, 2007	1.000	0.035	0.035	(0.035)	(0.035)
Year Ended August 31, 2006	1.000	0.030	0.030	(0.030)	(0.030)
Year Ended August 31, 2005(f)	1.000	0.009	0.009	(0.009)	(0.009)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(d)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.72%, 0.39%, 0.27% and 0.26% for Administrative, Service, Institutional and Select Shares of Tax-Free Money Market Fund, respectively.
(e)	For the period January 2, 2007 (commencement of operations) through August 31, 2007.
(f)	For the period April 11, 2005 (commencement of operations) through August 31, 2005.

See notes to financial statements.

			Ratios/Supplemental Data:(b)
Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(c)

$1.000	0.63%	$102,067	0.71%		0.67%	0.94%
1.000	2.04%	6,659	0.68%		1.99%	0.93%
1.000	1.92%	4,655	0.26%	(d)	3.39%	1.20%

1.000	0.75%	1	0.21%		1.51%	0.97%
1.000	2.40%	1	0.18%		2.37%	1.13%
1.000	2.18%	1	0.38%	(d)	3.34%	0.91%

1.000	0.83%	45,600	0.29%		1.62%	0.68%
1.000	2.47%	36,548	0.26%		2.25%	0.68%
1.000	2.28%	12,423	0.18%	(d)	3.53%	0.72%

1.000	0.87%	603,583	0.21%		1.71%	0.68%
1.000	2.56%	540,457	0.18%		2.44%	0.68%
1.000	3.52%	333,902	0.18%	(d)	3.46%	0.68%
1.000	3.06%	280,659	0.18%		3.02%	0.53%
1.000	0.93%	260,835	0.18%		2.38%	0.59%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting from Operations					Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Intermediate Tax-Free Bond Fund
Investor Shares
Period Ended February 28, 2009	$10.66	$0.16		$0.12	$0.28	$(0.16)	$(0.01)	$(0.17)
Year Ended August 31, 2008	10.48	0.40		0.13	0.53	(0.35)	— ^	(0.35)
Year Ended August 31, 2007	10.59	0.35		(0.07)	0.28	(0.38)	(0.01)	(0.39)
Year Ended August 31, 2006	10.85	0.34	(f)	(0.15)	0.19	(0.31)	(0.14)	(0.45)
Year Ended August 31, 2005	10.99	0.35		(0.12)	0.23	(0.34)	(0.03)	(0.37)
Year Ended August 31, 2004	10.85	0.36		0.17	0.53	(0.39)	—	(0.39)

Institutional Shares
Period Ended February 28, 2009	10.67	0.17		0.12	0.29	(0.17)	(0.01)	(0.18)
Year Ended August 31, 2008	10.48	0.42		0.15	0.57	(0.38)	— ^	(0.38)
Year Ended August 31, 2007	10.59	0.38		(0.07)	0.31	(0.41)	(0.01)	(0.42)
Year Ended August 31, 2006(h)	10.61	0.24		(0.04)	0.20	(0.22)	—	(0.22)

Short-Term Income Fund
Investor Shares
Period Ended February 28, 2009	9.36	0.27		(1.49)	(1.22)	(0.23)	(0.02)	(0.25)
Year Ended August 31, 2008	10.15	0.50	(f)	(0.78)	(0.28)	(0.48)	(0.03)	(0.51)
Year Ended August 31, 2007	10.16	0.48		0.02	0.50	(0.45)	(0.06)	(0.51)
Year Ended August 31, 2006	10.17	0.38	(f)	(0.03)	0.35	(0.36)	—	(0.36)
Year Ended August 31, 2005	10.27	0.33		(0.07)	0.26	(0.36)	—	(0.36)
Year Ended August 31, 2004	10.35	0.29		0.06	0.35	(0.38)	(0.05)	(0.43)

Institutional Shares
Period Ended February 28, 2009	9.36	0.29		(1.50)	(1.21)	(0.24)	(0.02)	(0.26)
Year Ended August 31, 2008	10.14	0.52	(f)	(0.77)	(0.25)	(0.50)	(0.03)	(0.53)
Year Ended August 31, 2007	10.15	0.52		0.01	0.53	(0.48)	(0.06)	(0.54)
Year Ended August 31, 2006(h)	10.13	0.27		0.01	0.28	(0.26)	—	(0.26)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	Calculated using average shares.
(g)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.85% and 0.60% for the Investor and Institutional Shares of Intermediate Tax-Free Bond Fund; and 0.75% and 0.49% for Investor and Institutional Shares of Short-Term Income Fund, respectively.
(h)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(i)	During the period, the Sub-Administrator made a voluntary reimbursement to the Intermediate Tax-Free Bond Fund. Absent this reimbursement, the total return, net expense ratio and net investment income ratio for the year ending August 31, 2008 would have been approximately 4.79%, 0.84% and 3.43% for Investor Shares and 5.15%, 0.59% and 3.54% for Institutional Shares, respectively.
^	Amount rounds to less than $0.005 per share.

See notes to financial statements.

				Ratios/Supplemental Data:(c)
Net Asset Value, End of Period	Total Return(a) (b)		Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets(d)	Portfolio Turnover(e)

$10.77	2.65%		$2,766	0.80%		3.02%		1.50%	12%
10.66	5.18%	(i)	3,061	0.43%	(i)	3.84%	(i)	1.54%	7%
10.48	2.64%		3,337	0.79%	(g)	3.23%		1.46%	15%
10.59	1.80%		3,793	0.83%		3.19%		1.28%	4%
10.85	2.11%		29,630	0.81%		3.22%		1.26%	7%
10.99	5.00%		33,734	0.72%		3.36%		1.17%	12%

10.78	2.78%		28,097	0.55%		3.15%		1.25%	12%
10.67	5.54%	(i)	13,178	0.18%	(i)	3.95%	(i)	1.29%	7%
10.48	2.93%		17,078	0.54%	(g)	3.59%		1.22%	15%
10.59	1.93%		16,412	0.57%		3.49%		1.02%	4%

7.89	(13.10)%		18,131	0.90%		5.93%		1.65%	46%
9.36	(2.96)%		54,053	0.73%		4.92%		1.48%	48%
10.15	4.92%		94,561	0.69%	(g)	4.58%		1.41%	51%
10.16	3.55%		108,304	0.62%		3.80%		1.18%	52%
10.17	2.56%		275,968	0.54%		3.25%		1.17%	77%
10.27	3.39%		213,566	0.52%		2.81%		1.15%	126%

7.89	(12.98)%		29,951	0.64%		6.11%		1.39%	46%
9.36	(2.61)%		145,184	0.48%		5.24%		1.23%	48%
10.14	5.32%		121,232	0.43%	(g)	4.84%		1.16%	51%
10.15	2.83%		155,734	0.44%		4.13%		0.94%	52%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting from Operations					Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Intermediate Bond Fund
Investor Shares
Period Ended February 28, 2009	$9.49	$0.25		$(1.43)	$(1.18)	$(0.25)	$(0.14)	$(0.39)
Year Ended August 31, 2008	10.26	0.50		(0.80)	(0.30)	(0.47)	— ^	(0.47)
Year Ended August 31, 2007	10.23	0.46		0.05	0.51	(0.45)	(0.03)	(0.48)
Year Ended August 31, 2006	10.32	0.40	(g)	(0.08)	0.32	(0.41)	—	(0.41)
Year Ended August 31, 2005	10.41	0.36		(0.06)	0.30	(0.39)	—	(0.39)
Year Ended August 31, 2004	10.65	0.33		0.08	0.41	(0.40)	(0.25)	(0.40)

Institutional Shares
Period Ended February 28, 2009	9.50	0.26		(1.43)	(1.17)	(0.26)	(0.14)	(0.40)
Year Ended August 31, 2008	10.26	0.54		(0.80)	(0.26)	(0.50)	— ^	(0.50)
Year Ended August 31, 2007	10.24	0.49		0.04	0.53	(0.48)	(0.03)	(0.51)
Year Ended August 31, 2006(h)	10.25	0.30		(0.01)	0.29	(0.30)	—	(0.30)

Bond Fund
Investor Shares
Period Ended February 28, 2009	8.63	0.24		(1.16)	(0.92)	(0.24)	(0.05)	(0.29)
Year Ended August 31, 2008	9.29	0.47		(0.68)	(0.21)	(0.45)	—	(0.45)
Year Ended August 31, 2007	9.32	0.45		(0.01)	0.44	(0.44)	(0.03)	(0.47)
Year Ended August 31, 2006	9.52	0.42		(0.19)	0.23	(0.42)	(0.01)	(0.43)
Year Ended August 31, 2005	9.57	0.39		(0.01)	0.38	(0.41)	(0.02)	(0.43)
Year Ended August 31, 2004	9.82	0.39		0.16	0.55	(0.41)	(0.39)	(0.80)

Institutional Shares
Period Ended February 28, 2009	8.63	0.25		(1.17)	(0.92)	(0.25)	(0.05)	(0.30)
Year Ended August 31, 2008	9.28	0.49		(0.67)	(0.18)	(0.47)	—	(0.47)
Year Ended August 31, 2007	9.32	0.46		(0.01)	0.45	(0.46)	(0.03)	(0.49)
Year Ended August 31, 2006(h)	9.39	0.30		(0.07)	0.23	(0.30)	—	(0.30)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e)	During the period, the Board of Trustees and the Adviser agreed to a settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.79% and 0.54% for Investor and Institutional Shares of Intermediate Bond Fund; and 0.83% and 0.59% for Investor and Institutional Shares of Bond Fund, respectively.
(f)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(g)	Calculated using average shares.
(h)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
^	Amount rounds to less than $0.005 per share.

See notes to financial statements.

			Ratios/Supplemental Data:(c)

Net Asset Value, End of Period	Total Return(a) (b)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(d)	Portfolio Turnover(f)

$7.92	(12.84)%	$13,264	0.85%		6.03%	1.55%	19%
9.49	(3.05)%	30,688	0.79%		4.91%	1.48%	36%
10.26	5.02%	29,869	0.73%	(e)	4.57%	1.41%	31%
10.23	3.17%	27,590	0.87%		3.87%	1.16%	29%
10.32	2.96%	91,467	0.97%		3.49%	1.17%	44%
10.41	3.92%	90,786	0.94%		3.06%	1.14%	142%

7.93	(12.71)%	11,521	0.57%		6.23%	1.28%	19%
9.50	(2.70)%	46,853	0.53%		5.17%	1.23%	36%
10.26	5.33%	69,584	0.48%	(e)	4.82%	1.15%	31%
10.24	2.87%	69,711	0.48%		4.37%	0.93%	29%

7.42	(10.82)%	11,053	0.81%		5.68%	1.51%	12%
8.63	(2.47)%	20,684	0.79%		4.99%	1.48%	26%
9.29	4.84%	23,460	0.77%	(e)	4.80%	1.44%	26%
9.32	2.51%	23,876	0.86%		4.42%	1.18%	30%
9.52	3.98%	51,373	0.98%		4.09%	1.18%	67%
9.57	5.80%	49,465	0.96%		3.98%	1.16%	97%

7.41	(10.82)%	16,725	0.54%		5.97%	1.24%	12%
8.63	(2.11)%	35,232	0.53%		5.29%	1.23%	26%
9.28	5.03%	42,574	0.51%	(e)	5.06%	1.21%	26%
9.32	2.51%	30,087	0.49%		4.89%	0.94%	30%

See notes to financial statements.

CAVANAL HILL FUNDS

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

	Change in Net Assets Resulting from Operations					Less Dividends From:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions
Balanced Fund
Investor Shares
Period Ended February 28, 2009	$11.50	$0.17		$(3.40)	$(3.23)	$(0.17)	$—	$(0.17)
Year Ended August 31, 2008	13.49	0.35		(1.13)	(0.78)	(0.32)	(0.89)	(1.21)
Year Ended August 31, 2007	13.81	0.29		1.09	1.38	(0.28)	(1.42)	(1.70)
Year Ended August 31, 2006	13.51	0.28	(g)	0.77	1.05	(0.26)	(0.49)	(0.75)
Year Ended August 31, 2005	12.34	0.25		1.18	1.43	(0.26)	—	(0.26)
Year Ended August 31, 2004	11.56	0.20		0.79	0.99	(0.21)	—	(0.21)

Institutional Shares
Period Ended February 28, 2009	11.51	0.18		(3.40)	(3.22)	(0.18)	—	(0.18)
Year Ended August 31, 2008	13.49	0.37		(1.12)	(0.75)	(0.34)	(0.89)	(1.23)
Year Ended August 31, 2007	13.82	0.33		1.08	1.41	(0.32)	(1.42)	(1.74)
Year Ended August 31, 2006(f)	13.30	0.17		0.50	0.67	(0.15)	—	(0.15)

U.S. Large Cap Equity Fund
Investor Shares
Period Ended February 28, 2009	11.26	0.03		(4.58)	(4.55)	(0.03)	—	(0.03)
Year Ended August 31, 2008	11.63	0.03		(0.36)	(0.33)	(0.04)	—	(0.04)
Year Ended August 31, 2007	10.13	0.03		1.50	1.53	(0.03)	—	(0.03)
Year Ended August 31, 2006	9.30	0.03		0.83	0.86	(0.03)	—	(0.03)
Year Ended August 31, 2005	7.94	0.09		1.37	1.46	(0.10)	—	(0.10)
Year Ended August 31, 2004	7.12	0.10		0.80	0.90	(0.08)	—	(0.08)

Institutional Shares
Period Ended February 28, 2009	11.31	0.04		(4.61)	(4.57)	(0.04)	—	(0.04)
Year Ended August 31, 2008	11.66	0.04		(0.34)	(0.30)	(0.05)	—	(0.05)
Year Ended August 31, 2007	10.15	0.06		1.49	1.55	(0.04)	—	(0.04)
Year Ended August 31, 2006(f)	9.72	0.02		0.42	0.44	(0.01)	—	(0.01)

(a)	Not annualized for periods less than one year.
(b)	Excludes sales charge. Effective January 3, 2006, the Fund is sold without a sales charge.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(f)	For the period December 30, 2005 (commencement of operations) through August 31, 2006.
(g)	Calculated using average shares.
(h)	During the period, the Board of Trustees and the Adviser agreed to a full settlement in regards to the subjects of the SEC/BISYS Order and the BISYS marketing arrangements. This amount was included in the current year statements of operations as an expense reduction to the Funds. Had such settlement not occurred the ratios of net expenses to average net assets would have been 0.95% and 0.71% for Investor and Institutional Shares of Balanced Fund; and 1.07% and 0.82% for Investor and Institutional Shares of U.S. Large Cap Equity Fund, respectively.

See notes to financial statements.

			Ratios/Supplemental Data:(c)

Net Asset Value, End of Period	Total Return(a) (b)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(d)	Portfolio Turnover(e)

$8.10	(28.25)%	$11,660	0.93%		2.92%	1.67%	88%
11.50	(6.42)%	16,687	0.93%		2.58%	1.66%	102%
13.49	10.40%	23,858	0.90%	(h)	2.14%	1.60%	130%
13.81	7.96%	28,196	0.82%		2.06%	1.35%	105%
13.51	11.68%	90,522	0.79%		1.92%	1.36%	100%
12.34	8.49%	84,174	0.76%		1.66%	1.33%	104%

8.11	(28.16)%	32,332	0.68%		3.18%	1.42%	88%
11.51	(6.19)%	46,596	0.67%		2.85%	1.41%	102%
13.49	10.71%	60,995	0.65%	(h)	2.38%	1.36%	130%
13.82	5.04%	62,210	0.62%		1.86%	1.11%	105%

6.68	(40.41)%	1,143	1.14%		1.12%	1.78%	58%
11.26	(2.87)%	1,879	1.10%		0.15%	1.73%	40%
11.63	15.08%	2,232	1.01%	(h)	0.21%	1.62%	36%
10.13	9.26%	2,239	1.15%		0.28%	1.39%	91%
9.30	18.49%	17,637	1.19%		0.78%	1.38%	90%
7.94	12.62%	43,897	1.08%		1.13%	1.27%	65%

6.70	(40.45)%	7,996	0.88%		1.41%	1.52%	58%
11.31	(2.54)%	9,991	0.84%		0.41%	1.48%	40%
11.66	15.30%	10,717	0.76%	(h)	0.46%	1.37%	36%
10.15	4.51%	12,494	0.77%		0.21%	1.16%	91%

See notes to financial statements.

CAVANAL HILL FUNDS

Additional Fund Information (Unaudited)

February 28, 2009

9.	Subsequent Events

Effective January 1, 2009, the Board of Trustees of the Funds approved the creation, offering and issuance by the Money Market Funds of a new class of the shares of each such Fund, the “Premier Class.” The terms of the Premier Class of the Money Market Funds have been set forth in the prospectus for such Funds, which the Funds filed with the SEC in the fourth quarter of 2008.

The Board of Trustees of the Cavanal Hill Funds has elected not to continue the participation by the Cavanal Hill Cash Management Fund and the Cavanal Hill Tax-Free Money Market Fund (the “Participating Funds”) in the U.S. Department of the Treasury’s Temporary Money Market Guarantee Program (the “Program”) after April 30, 2009.

In making this decision, the Board of Trustees considered several factors, including the nature of each Participating Fund’s portfolio, the best interests of the current shareholder base of each Participating Fund and the cost of participation in the Program.

Participation in the initial three months of the Program required a payment to the Treasury in the amount of 0.01% based on the net asset value of each Participating Fund as of September 19, 2008. Participation for the period from December 19, 2008, through April 30, 2009, required an additional payment of 0.015% based on the net asset value of each Participating Fund as of September 19, 2008. For coverage from April 30, 2009, through September 18, 2009, participation would cost an additional 0.015% based on the net asset value of each Participating Fund as of September 19, 2008.

The expense associated with participation is borne by the Participating Funds without regard to any expense limitation currently in effect for such funds and notwithstanding that the Program only applies to shareholders of record who have maintained a positive account balance since September 19, 2008. The Program does not cover any increase in the number of shares in a covered account, nor does it protect shareholders who were not shareholders of a Participating Fund as of the close of business on September 19, 2008.

The third Cavanal Hill Money Market Fund, the Cavanal Hill U.S. Treasury Fund, has never participated in the Program. As the Cavanal Hill U.S. Treasury Fund is invested entirely in U.S. Treasury securities or securities collateralized by U.S. Treasury securities, and other securities backed by the full faith and credit of the United States government, the Board of Trustees had previously elected not to enroll the Cavanal Hill U.S. Treasury Fund in the Program.

CAVANAL HILL FUNDS

Additional Fund Information, Continued (Unaudited)

February 28, 2009

U.S. Treasury Fund:

Security Allocation	Percentage of Net Assets
Repurchase Agreements	57.2%
Commercial Paper	10.5%
U.S Treasury Obligations	32.3%

Total	100.0%

Cash Management Fund:

Security Allocation	Percentage of Net Assets
Commercial Paper	29.1%
Repurchase Agreements	37.1%
U.S. Government Agencies	22.5%
Certificates of Deposit	11.3%

Total	100.0%

Tax-Free Money Market Fund:

Security Allocation	Percentage of Net Assets
Municipal Bonds	78.1%
Commercial Paper	18.0%
Investment Companies	3.8%

Total	99.9%

Intermediate Tax-Free Bond Fund:

Security Allocation	Percentage of Net Assets
Municipal Bonds	86.5%
Investments In Affiliates	17.5%

Total	104.0%

Short-Term Income Fund:

Security Allocation	Percentage of Net Assets
Mortgage Backed Securities	88.5%
Corporate Bonds.	4.2%
Investments In Affiliates	5.4%
Asset Backed Securities	2.1%

Total	100.2%

Intermediate Bond Fund:

Security Allocation	Percentage of Net Assets
Mortgage Backed Securities	58.9%
U.S. Treasury Inflation Protected Securities	7.8%
Corporate Bonds	19.8%
U.S. Government Agencies	1.6%
Asset Backed Securities	2.7%
Taxable Municipal Bonds	4.5%
Investments In Affiliates	31.3%

Total	126.6%

Bond Fund:

Security Allocation	Percentage of Net Assets
Mortgage Backed Securities	54.7%
U.S. Treasury Obligations	7.2%
Corporate Bonds	18.5%
U.S. Government Agencies	0.3%
U.S. Treasury Inflation Protected Securities	7.9%
Taxable Municipal Bonds	5.5%
Asset Backed Securities	2.9%
Investments In Affiliates	3.0%

Total	100.0%

Balanced Fund:

Security Allocation	Percentage of Net Assets
Common Stocks	46.0%
Mortgage Backed Securities	20.7%
U.S. Treasury Obligations	5.3%
Investment Companies	8.6%
Corporate Bonds	6.5%
Investments In Affiliates	3.6%
U.S. Government Agencies	3.6%
Taxable Municipal Bonds	0.8%
Preferred Stock	0.5%
U.S. Treasury Inflation Protected Securities	4.2%
Asset Backed Securities	0.4%

Total	100.2%

U.S. Large Cap Equity Fund:

Security Allocation	Percentage of Net Assets
Common Stocks	93.4%
Preferred Stock	1.8%
Investments In Affiliates	4.5%

Total	99.7%

CAVANAL HILL FUNDS

Additional Fund Information, Continued (Unaudited)

February 28, 2009

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2008 through February 28, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 9/1/08	Ending Account Value 2/28/09	Expense Paid During Period* 9/1/08 - 2/28/09	Expense Ratio During Period** 9/1/08 - 2/28/09
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,000.70	$1.54	0.31%
Service Shares	1,000.00	1,000.90	1.29	0.26%
Institutional Shares	1,000.00	1,001.10	1.09	0.22%
Cash Management Fund
Administrative Shares	1,000.00	1,003.50	3.13	0.63%
Service Shares	1,000.00	1,004.40	2.29	0.46%
Institutional Shares	1,000.00	1,005.10	1.59	0.32%
Tax-Free Money Market Fund
Administrative Shares	1,000.00	1,006.30	3.53	0.71%
Service Shares	1,000.00	1,007.50	1.05	0.21%
Institutional Shares	1,000.00	1,008.30	1.44	0.29%
Select Shares	1,000.00	1,008.70	1.05	0.21%
Intermediate Tax-Free Bond Fund
Investor Shares	1,000.00	1,026.50	4.02	0.80%
Institutional Shares	1,000.00	1,027.80	2.77	0.55%
Short-Term Income Fund
Investor Shares	1,000.00	869.00	4.17	0.90%
Institutional Shares	1,000.00	870.20	2.97	0.64%
Intermediate Bond Fund
Investor Shares	1,000.00	871.60	3.94	0.85%
Institutional Shares	1,000.00	872.90	2.65	0.57%
Bond Fund
Investor Shares	1,000.00	891.80	3.80	0.81%
Institutional Shares	1,000.00	891.80	2.53	0.54%
Balanced Fund
Investor Shares	1,000.00	717.50	3.96	0.93%
Institutional Shares	1,000.00	718.40	2.90	0.68%
U.S. Large Cap Equity Fund
Investor Shares	1,000.00	595.90	4.51	1.14%
Institutional Shares	1,000.00	595.50	3.48	0.88%

CAVANAL HILL FUNDS

Additional Fund Information, Concluded (Unaudited)

February 28, 2009

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/08	Ending Account Value 2/28/09	Expense Paid During Period* 9/1/08 - 2/28/09	Expense Ratio During Period** 9/1/08 - 2/28/09
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,023.26	$1.56	0.31%
Service Shares	1,000.00	1,023.51	1.30	0.26%
Institutional Shares	1,000.00	1,023.70	1.10	0.22%
Cash Management Fund
Administrative Shares	1,000.00	1,021.67	3.16	0.63%
Service Shares	1,000.00	1,022.51	2.31	0.46%
Institutional Shares	1,000.00	1,023.21	1.61	0.32%
Tax-Free Money Market Fund
Administrative Shares	1,000.00	1,021.27	3.56	0.71%
Service Shares	1,000.00	1,023.75	1.05	0.21%
Institutional Shares	1,000.00	1,023.36	1.45	0.29%
Select Shares	1,000.00	1,023.75	1.05	0.21%
Intermediate Tax-Free Bond Fund
Investor Shares	1,000.00	1,020.83	4.01	0.80%
Institutional Shares	1,000.00	1,022.07	2.76	0.55%
Short-Term Income Fund
Investor Shares	1,000.00	1,020.33	4.51	0.90%
Institutional Shares	1,000.00	1,021.62	3.21	0.64%
Intermediate Bond Fund
Investor Shares	1,000.00	1,020.58	4.26	0.85%
Institutional Shares	1,000.00	1,021.97	2.86	0.57%
Bond Fund
Investor Shares	1,000.00	1,020.78	4.06	0.81%
Institutional Shares	1,000.00	1,022.12	2.71	0.54%
Balanced Fund
Investor Shares	1,000.00	1,020.18	4.66	0.93%
Institutional Shares	1,000.00	1,021.42	3.41	0.68%
U.S. Large Cap Equity Fund
Investor Shares	1,000.00	1,019.14	5.71	1.14%
Institutional Shares	1,000.00	1,020.43	4.41	0.88%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

CAVANAL HILL FUNDS

SemiAnn-02/09

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Not applicable.

INSERT THE FULL SCHEDULE OF INVESTMENTS FOR EACH RELEVANT FUND

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)

Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cavanal Hill Funds

By (Signature and Title)*	/s/ Arthur Jensen, Treasurer
Arthur Jensen, Treasurer

Date	April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur Jensen, Treasurer
Arthur Jensen, Treasurer

Date	April 27, 2009

By (Signature and Title)*	/s/ James L. Huntzinger, President
James L. Huntzinger, President

Date	April 27, 2009